Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
Adecoagro SA(a)	1,107,778	$7,366,724
Arcos Dorados Holdings Inc., Class A	1,170,734	7,609,771
Banco Macro SA, ADR	455,071	22,698,942
BBVA Banco Frances SA, ADR	764,620	6,850,995
Central Puerto SA, ADR	1,048,821	8,463,985
Despegar.com Corp.(a)(b)	507,668	6,092,016
Globant SA(a)(b)	335,380	31,136,679
Grupo Financiero Galicia SA, ADR	1,019,409	26,107,065
Loma Negra Cia Industrial Argentina SA, ADR(a)	582,971	5,800,561
Pampa Energia SA, ADR(a)(b)	668,497	16,899,604
Telecom Argentina SA, ADR(b)	947,310	14,048,607
Transportadora de Gas del Sur SA, Class B, ADR(b)	860,965	11,270,032
YPF SA, ADR	1,751,495	25,974,671

		190,319,652

Brazil — 4.8%
AES Tiete Energia SA	1,680,100	4,927,332
Aliansce Shopping Centers SA	440,020	2,313,410
Alupar Investimento SA	1,845,524	11,494,450
Ambev SA	44,992,699	201,722,325
Anima Holding SA	434,700	2,108,868
Arezzo Industria e Comercio SA	484,312	6,248,149
Atacadao SA	3,424,000	20,249,745
B2W Cia. Digital(a)	1,791,774	14,373,008
B3 SA - Brasil, Bolsa, Balcao	19,963,128	186,504,085
Banco Bradesco SA	11,567,709	96,486,228
Banco BTG Pactual SA	775,000	9,251,929
Banco do Brasil SA	8,262,113	109,439,648
Banco Santander Brasil SA	3,969,563	46,344,019
BB Seguridade Participacoes SA	6,688,943	50,990,716
BK Brasil Operacao e Assessoria a Restaurantes SA	1,625,500	8,409,047
BR Malls Participacoes SA	7,944,265	25,997,863
BR Properties SA	1,298,600	2,909,443
BRF SA(a)	5,445,558	38,535,141
Camil Alimentos SA	1,350,300	2,331,910
CCR SA	11,815,887	40,358,269
Centrais Eletricas Brasileiras SA	2,135,500	18,772,367
Cia. de Locacao das Americas	748,812	8,512,705
Cia. de Saneamento Basico do Estado de Sao Paulo	3,316,028	37,451,869
Cia. de Saneamento de Minas Gerais-COPASA	645,700	10,250,306
Cia. de Saneamento do Parana	70,502	1,298,949
Cia. Hering	1,398,100	10,497,179
Cia. Siderurgica Nacional SA	5,980,656	25,270,808
Cielo SA	11,903,118	20,373,720
Cosan Logistica SA(a)	1,414,222	5,838,399
Cosan SA	1,588,977	19,135,596
CVC Brasil Operadora e Agencia de Viagens SA	1,348,840	17,787,431
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,684,900	11,962,154
Dommo Energia SA(a)(c)	14,384,700	1,433,178
Duratex SA	3,231,808	8,702,038
EcoRodovias Infraestrutura e Logistica SA	2,239,400	5,411,998
EDP - Energias do Brasil SA	3,057,500	15,496,832
Embraer SA	6,867,683	33,247,137
Enauta Participacoes SA(a)	831,100	2,707,062
Energisa SA	894,675	10,287,483
Eneva SA(a)	1,221,600	7,099,785

Security	Shares	Value

Brazil (continued)
Engie Brasil Energia SA	1,948,175	$23,053,205
Equatorial Energia SA	1,699,076	37,394,083
Estacio Participacoes SA	2,595,324	19,525,928
Ez Tec Empreendimentos e Participacoes SA	904,706	5,084,698
Fleury SA	2,035,914	10,298,155
Gafisa SA(a)	1	1
Grendene SA	2,364,400	4,264,425
Guararapes Confeccoes SA	969,700	3,864,531
Hypera SA	3,665,300	28,296,895
Iguatemi Empresa de Shopping Centers SA	928,900	9,492,132
Instituto Hermes Pardini SA	111,868	495,267
Iochpe Maxion SA	1,146,728	5,794,574
IRB Brasil Resseguros S/A	1,305,715	33,983,815
JBS SA	10,444,661	58,328,298
Klabin SA	6,795,724	26,996,093
Kroton Educacional SA	14,357,315	37,925,260
Light SA	955,900	4,625,165
Linx SA	1,210,100	10,618,980
Localiza Rent a Car SA	5,676,484	55,163,870
LOG Commercial Properties e Participacoes SA(a)	339,572	1,647,372
Lojas Renner SA	7,686,036	86,473,796
M. Dias Branco SA	1,050,904	10,387,154
Magazine Luiza SA	708,221	35,461,710
Mahle-Metal Leve SA	409,600	2,386,822
Marfrig Global Foods SA(a)	2,283,913	3,985,062
Movida Participacoes SA	1,119,800	3,647,417
MRV Engenharia e Participacoes SA	3,018,392	13,262,912
Multiplan Empreendimentos Imobiliarios SA	2,793,233	17,725,298
Natura Cosmeticos SA	1,894,717	29,032,579
Notre Dame Intermedica Participacoes SA	2,430,815	25,460,713
Odontoprev SA	2,755,200	11,487,039
Omega Geracao SA	697,300	3,906,547
Petrobras Distribuidora SA	3,437,012	22,434,002
Petroleo Brasileiro SA	28,513,879	205,637,340
Porto Seguro SA	942,898	12,766,604
Qualicorp Consultoria e Corretora de Seguros SA	2,293,700	11,807,188
Raia Drogasil SA	2,237,157	39,674,903
Rumo SA(a)	10,747,581	53,155,827
Santos Brasil Participacoes SA	3,374,900	3,586,650
Sao Martinho SA	1,761,211	8,796,156
Ser Educacional SA(d)	670,200	3,908,815
SLC Agricola SA	1,018,178	5,072,162
Smiles Fidelidade SA	630,800	7,678,730
Sonae Sierra Brasil SA	448,948	3,382,249
Sul America SA	2,245,432	20,025,555
Suzano SA	5,221,954	42,795,903
TIM Participacoes SA	8,477,300	23,822,374
TOTVS SA	1,185,100	11,958,780
Transmissora Alianca de Energia Eletrica SA	2,072,100	14,043,739
Tupy SA	643,100	3,226,672
Ultrapar Participacoes SA	6,978,960	36,870,246
Vale SA	30,265,483	378,859,766
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	721,100	2,737,468
Via Varejo SA	5,261,263	6,317,171
Vulcabras Azaleia SA(a)	1,000,300	1,561,372
WEG SA	8,166,559	39,743,754
Wiz Solucoes e Corretagem de Seguros SA	752,400	1,904,834

		2,734,370,637

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.9%
AES Gener SA	29,791,625	$7,331,767
Aguas Andinas SA, Class A	25,881,436	14,331,293
Banco de Chile	257,851,862	37,148,320
Banco de Credito e Inversiones SA	455,516	29,314,350
Banco Santander Chile	599,243,001	42,343,878
Besalco SA	1,903,048	1,641,812
CAP SA	672,577	6,697,945
Cencosud SA	13,700,304	24,996,842
Cia. Cervecerias Unidas SA	1,421,649	19,302,576
Cia. Sud Americana de Vapores SA(a)	157,572,627	4,504,145
Colbun SA	80,748,781	15,246,932
Empresa Nacional de Telecomunicaciones SA	1,465,693	14,032,426
Empresas CMPC SA	11,100,873	29,596,048
Empresas COPEC SA	3,682,549	38,231,528
Enel Americas SA	278,638,449	44,533,283
Enel Chile SA	272,739,912	25,066,496
Engie Energia Chile SA	5,460,288	9,113,030
Forus SA	505,463	1,215,356
Grupo Security SA	8,114,630	3,075,875
Inversiones Aguas Metropolitanas SA	4,831,865	6,766,012
Inversiones La Construccion SA	439,706	7,207,938
Itau CorpBanca	1,462,690,240	11,425,958
Latam Airlines Group SA	2,975,163	26,173,776
Parque Arauco SA	6,220,901	16,277,595
Ripley Corp. SA	4,836,070	3,454,214
SACI Falabella	6,985,134	42,284,747
Salfacorp SA	4,709,696	5,440,939
SMU SA	12,682,840	3,196,967
SONDA SA	4,819,168	6,312,273
Vina Concha y Toro SA	4,138,720	8,253,733

		504,518,054

China — 28.8%
21Vianet Group Inc., ADR(a)(b)	684,492	4,894,118
361 Degrees International Ltd.(b)	11,397,000	2,107,716
3SBio Inc.(b)(d)	12,591,500	20,523,990
500.com Ltd., ADR(a)(b)	152,068	1,491,787
51job Inc., ADR(a)(b)	240,340	16,907,919
58.com Inc., ADR(a)(b)	896,453	51,124,715
AAC Technologies Holdings Inc.	7,018,000	37,325,264
Agile Group Holdings Ltd.(b)	13,022,500	16,492,902
Agricultural Bank of China Ltd., Class A	40,005,248	21,234,116
Agricultural Bank of China Ltd., Class H	259,577,000	111,239,482
AGTech Holdings Ltd.(a)(b)	37,904,000	2,296,319
Aier Eye Hospital Group Co. Ltd., Class A	820,322	4,530,427
Air China Ltd., Class H	17,902,000	16,599,287
Ajisen China Holdings Ltd.	9,520,000	4,006,862
AK Medical Holdings Ltd.(b)(d)	4,684,000	2,300,017
Alibaba Group Holding Ltd., ADR(a)(b)	13,558,194	2,023,696,036
Alibaba Health Information Technology Ltd.(a)(b)	34,448,000	32,644,220
Alibaba Pictures Group Ltd.(a)(b)	140,640,000	29,238,153
Aluminum Corp. of China Ltd., Class H(a)(b)	41,208,000	14,821,226
Angang Steel Co. Ltd., Class H	13,618,800	6,131,504
Anhui Conch Cement Co. Ltd., Class A	1,182,300	6,744,404
Anhui Conch Cement Co. Ltd., Class H	11,751,000	68,642,608
ANTA Sports Products Ltd.	10,601,000	64,899,529
Anton Oilfield Services Group/Hong Kong	18,190,000	2,319,990
APT Satellite Holdings Ltd.	2,165,500	776,101
Ascletis Pharma Inc.(a)(b)(d)	2,775,000	2,268,687
Asia Cement China Holdings Corp.	6,163,500	8,285,553
Autohome Inc., ADR(a)(b)	557,666	47,903,509

Security	Shares	Value

China (continued)
AviChina Industry & Technology Co. Ltd., Class H	24,643,000	$13,986,436
BAIC Motor Corp. Ltd., Class H(d)	16,205,000	10,024,074
Baidu Inc., ADR(a)(b)	2,642,686	290,695,460
Bank of Beijing Co. Ltd., Class A	17,886,935	14,963,505
Bank of China Ltd., Class A	10,273,800	5,749,529
Bank of China Ltd., Class H	751,138,000	311,355,517
Bank of Communications Co. Ltd., Class A	22,914,593	19,698,258
Bank of Communications Co. Ltd., Class H	73,940,000	57,903,030
Bank of Jiangsu Co. Ltd., Class A	4,244,199	4,444,284
Bank of Ningbo Co. Ltd., Class A	1,542,300	5,160,910
Bank of Shanghai Co. Ltd., Class A	3,210,800	5,214,601
Baoshan Iron & Steel Co. Ltd., Class A	12,494,882	11,353,823
Baozun Inc., ADR(a)(b)	377,517	14,809,992
BBMG Corp., Class H	23,565,000	7,123,104
Beijing Capital International Airport Co. Ltd., Class H	16,332,000	13,810,404
Beijing Capital Land Ltd., Class H(b)	11,990,000	3,777,197
Beijing Enterprises Holdings Ltd.	4,782,000	24,030,304
Beijing Enterprises Water Group Ltd.	53,600,000	28,507,184
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	82,320,000	2,414,831
Beijing Sports and Entertainment Industry Group Ltd.(a)(b)	9,372,500	2,629,854
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	3,443,000	6,367,347
Bitauto Holdings Ltd., ADR(a)(b)	289,293	3,107,007
BOC Aviation Ltd.(b)(d)	2,334,500	19,457,764
BOE Technology Group Co. Ltd., Class A	18,008,000	8,934,975
Bosideng International Holdings Ltd.	35,222,000	8,759,959
Brilliance China Automotive Holdings Ltd.(b)	29,432,000	29,955,470
BYD Co. Ltd., Class A	541,353	3,767,448
BYD Co. Ltd., Class H(b)	6,130,500	35,889,058
BYD Electronic International Co. Ltd.(b)	6,637,500	8,736,504
C&D International Investment Group Ltd.	2,076,000	2,621,296
Camsing International Holding Ltd.(b)	4,076,000	4,236,871
Canvest Environment Protection Group Co. Ltd.	7,819,000	3,580,133
CAR Inc.(a)(b)	7,425,000	5,842,989
CGN Power Co. Ltd., Class H(d)	103,914,000	28,627,359
Changyou.com Ltd., ADR(a)	169,887	3,119,125
Chaowei Power Holdings Ltd.	7,349,000	2,793,174
China Agri-Industries Holdings Ltd.	25,071,200	7,578,390
China Aircraft Leasing Group Holdings Ltd.(b)	4,446,500	4,536,927
China Animal Healthcare Ltd.(a)(b)(e)	1,237,000	7,888
China Animation Characters Co. Ltd.(b)	7,312,000	1,977,086
China Aoyuan Group Ltd.	12,818,000	13,847,046
China BlueChemical Ltd., Class H	19,644,000	6,789,733
China Cinda Asset Management Co. Ltd., Class H	87,237,000	20,250,026
China CITIC Bank Corp. Ltd., Class H	84,574,000	48,001,008
China Coal Energy Co. Ltd., Class H	18,442,000	7,526,819
China Communications Construction Co. Ltd., Class H	42,930,000	38,163,407
China Communications Services Corp. Ltd., Class H	23,352,000	17,482,988
China Conch Venture Holdings Ltd.	15,589,500	50,602,671
China Construction Bank Corp., Class H	914,664,000	723,280,484
China Datang Corp. Renewable Power Co. Ltd., Class H	31,744,000	3,117,496
China Dili Group(a)(b)	6,633,200	2,140,411
China Ding Yi Feng Holdings Ltd.(a)(b)(e)	9,096,000	197,221
China Dongxiang Group Co. Ltd.	46,095,000	5,643,890
China Eastern Airlines Corp. Ltd., Class H	14,550,000	7,998,227
China Education Group Holdings Ltd.	5,765,000	8,882,183

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class A	29,285,244	$16,219,949
China Everbright Bank Co. Ltd., Class H	16,823,000	7,595,567
China Everbright Greentech Ltd., Class L(b)(d)	6,499,000	4,111,324
China Everbright International Ltd.	35,024,148	33,145,529
China Everbright Ltd.	9,084,000	14,528,746
China Everbright Water Ltd.(b)	11,028,400	2,884,603
China Evergrande Group(b)	18,427,000	49,002,041
China Fiber Optic Network System Group Ltd.(a)(e)	10,394,800	13
China First Capital Group Ltd.(a)	30,340,000	9,287,104
China Foods Ltd.(b)	10,048,000	3,844,628
China Fortune Land Development Co. Ltd., Class A	993,100	4,244,182
China Galaxy Securities Co. Ltd., Class H	34,172,500	18,348,997
China Gas Holdings Ltd.	16,963,400	54,521,389
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)(b)	8,684,000	5,094,847
China Harmony New Energy Auto Holding Ltd.(b)	4,940,500	1,688,726
China High Speed Transmission Equipment Group Co. Ltd.(b)	4,728,000	3,196,000
China Hongqiao Group Ltd.	19,407,000	14,034,435
China Huarong Asset Management Co. Ltd., Class H(d)	99,503,000	16,878,789
China Huishan Dairy Holdings Co. Ltd.(a)(e)	16,599,187	42,342
China Huiyuan Juice Group Ltd.(a)(b)(e)	10,877,000	1,761,839
China International Capital Corp. Ltd., Class H(b)(d)	11,545,600	20,969,109
China International Travel Service Corp. Ltd., Class A	1,121,338	12,516,727
China Jinmao Holdings Group Ltd.	49,122,000	28,381,001
China Life Insurance Co. Ltd., Class H	71,657,000	166,334,938
China Lilang Ltd.	5,198,000	4,614,227
China Literature Ltd.(a)(b)(d)	2,903,600	11,184,001
China LNG Group Ltd.(a)(b)	24,938,000	2,512,709
China Logistics Property Holdings Co. Ltd.(a)(b)(d)	11,182,000	3,921,983
China Longyuan Power Group Corp. Ltd., Class H	30,378,000	19,178,642
China Lumena New Materials Corp.(a)(b)(e)	2,584,000	3
China Maple Leaf Educational Systems Ltd.(b)	14,820,000	5,897,341
China Medical System Holdings Ltd.	13,419,000	11,809,261
China Mengniu Dairy Co. Ltd.	27,401,000	100,125,457
China Merchants Bank Co. Ltd., Class A	7,907,422	39,017,316
China Merchants Bank Co. Ltd., Class H	37,480,964	180,460,094
China Merchants Land Ltd.	26,872,000	3,804,315
China Merchants Port Holdings Co. Ltd.	13,040,270	22,818,872
China Merchants Securities Co. Ltd., Class A	2,015,648	4,494,626
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,936,497	15,464,935
China Metal Recycling Holdings Ltd.(a)(e)	62,400	—
China Metal Resources Utilization Ltd.(a)(b)(d)	3,604,000	1,824,857
China Minsheng Banking Corp. Ltd., Class A	10,814,264	9,530,322
China Minsheng Banking Corp. Ltd., Class H	64,673,220	47,016,772
China Mobile Ltd.	58,421,500	510,034,586
China Molybdenum Co. Ltd., Class H	42,057,000	13,195,531
China National Building Material Co. Ltd., Class H	37,036,850	28,484,252
China New Higher Education Group Ltd.(b)(d)	6,117,000	2,340,525
China Oil and Gas Group Ltd.	72,468,000	3,789,515
China Oilfield Services Ltd., Class H	15,884,000	14,201,407
China Oriental Group Co. Ltd.	10,524,000	6,107,250
China Overseas Grand Oceans Group Ltd.	15,249,500	6,612,840
China Overseas Land & Investment Ltd.	35,556,000	123,348,898
China Overseas Property Holdings Ltd.	12,585,000	5,971,035
China Pacific Insurance Group Co. Ltd., Class A	3,441,045	17,083,255
China Pacific Insurance Group Co. Ltd., Class H	23,973,000	88,669,417

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class A	19,744,014	$15,463,389
China Petroleum & Chemical Corp., Class H	235,874,200	157,037,877
China Power Clean Energy Development Co. Ltd.	5,962,500	4,068,512
China Power International Development Ltd.	43,719,000	11,319,304
China Railway Construction Corp. Ltd., Class A	3,475,700	4,712,372
China Railway Construction Corp. Ltd., Class H	18,830,500	22,023,415
China Railway Group Ltd., Class H	36,104,000	26,984,005
China Railway Signal & Communication Corp. Ltd., Class H(d)	14,152,000	9,313,673
China Reinsurance Group Corp., Class H	47,082,000	8,587,058
China Resources Beer Holdings Co. Ltd.	14,244,000	62,313,129
China Resources Cement Holdings Ltd.	23,138,000	20,067,266
China Resources Gas Group Ltd.(b)	8,490,000	40,660,349
China Resources Land Ltd.	26,819,777	109,118,734
China Resources Medical Holdings Co. Ltd.(b)	10,352,000	6,971,266
China Resources Pharmaceutical Group Ltd.(d)	15,920,000	20,792,011
China Resources Power Holdings Co. Ltd.	18,276,000	26,619,551
China SCE Group Holdings Ltd.	18,314,200	8,292,200
China Shenhua Energy Co. Ltd., Class H	32,964,000	67,689,180
China Shineway Pharmaceutical Group Ltd.	3,277,000	2,921,508
China Shipbuilding Industry Co. Ltd., Class A	8,286,574	6,131,430
China South City Holdings Ltd.	33,786,000	4,869,324
China Southern Airlines Co. Ltd., Class H	16,962,000	10,903,378
China State Construction Engineering Corp. Ltd., Class A	23,220,803	18,789,252
China State Construction International Holdings Ltd.(b)	19,514,000	19,985,514
China Suntien Green Energy Corp. Ltd., Class H	18,225,000	4,858,109
China Taiping Insurance Holdings Co. Ltd.	15,531,308	39,915,039
China Telecom Corp. Ltd., Class H	132,538,000	66,602,435
China Tian Lun Gas Holdings Ltd.(b)	2,853,000	2,907,382
China Tower Corp. Ltd., Class H(d)	408,062,000	91,599,329
China Traditional Chinese Medicine Holdings Co. Ltd.	22,272,000	11,760,155
China Travel International Investment Hong Kong Ltd.	26,020,000	5,309,832
China Unicom Hong Kong Ltd.	58,852,000	62,075,497
China United Network Communications Ltd., Class A	9,403,530	8,042,943
China Vanke Co. Ltd., Class A	4,539,452	17,481,717
China Vanke Co. Ltd., Class H	13,281,187	47,006,006
China Vast Industrial Urban Development Co. Ltd.(d)	2,200,000	895,090
China Water Affairs Group Ltd.(b)	8,690,000	8,423,389
China Yangtze Power Co. Ltd., Class A	7,120,082	18,187,498
China Youzan Ltd.(a)(b)	104,848,000	7,087,442
China Yuchai International Ltd.	125,638	1,747,625
China Yuhua Education Corp Ltd., Class L(d)	12,454,000	5,082,909
China ZhengTong Auto Services Holdings Ltd.(b)	10,894,500	4,293,577
China Zhongwang Holdings Ltd.(b)	15,756,400	7,515,919
Chinasoft International Ltd.(b)	20,058,000	9,644,561
Chongqing Rural Commercial Bank Co. Ltd., Class H	22,156,000	11,331,547
CIFI Holdings Group Co. Ltd.	27,046,000	16,178,169
CIMC Enric Holdings Ltd.	6,988,000	5,677,352
CITIC Ltd.	54,911,000	74,516,844
CITIC Resources Holdings Ltd.	38,930,000	3,128,084
CITIC Securities Co. Ltd., Class A	6,018,245	17,473,626
CITIC Securities Co. Ltd., Class H	17,698,500	32,234,292
Citychamp Watch & Jewellery Group Ltd.	11,488,000	2,608,062
CNOOC Ltd.	169,736,000	276,667,591

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
COFCO Meat Holdings Ltd.(a)(b)	13,402,000	$4,734,813
Colour Life Services Group Co. Ltd.(b)	3,820,000	2,241,169
Comba Telecom Systems Holdings Ltd.(a)(b)	18,361,524	3,489,382
Concord New Energy Group Ltd.	112,490,000	5,164,995
Consun Pharmaceutical Group Ltd.	4,351,000	2,902,313
Coolpad Group Ltd.(a)(b)(e)	22,836,000	116,502
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	11,812,000	6,176,761
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	26,614,000	9,809,830
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	12,286,000	4,136,832
COSCO SHIPPING Ports Ltd.	16,550,000	16,084,458
Country Garden Holdings Co. Ltd.(b)	72,194,733	97,603,379
Country Garden Services Holdings Co. Ltd.	12,186,000	24,991,981
CPMC Holdings Ltd.(b)	6,665,000	2,507,700
CRRC Corp. Ltd., Class A	15,664,350	17,871,387
CRRC Corp. Ltd., Class H	37,974,750	32,547,502
CSPC Pharmaceutical Group Ltd.	44,748,000	72,139,674
CT Environmental Group Ltd.(a)(e)	33,362,000	1,446,720
Ctrip.com International Ltd., ADR(a)(b)	3,892,800	134,535,168
Dah Chong Hong Holdings Ltd.	12,937,000	3,976,528
Dali Foods Group Co. Ltd.(d)	19,108,500	13,672,342
Daqin Railway Co. Ltd., Class A	10,641,439	12,831,459
Daqo New Energy Corp., ADR(a)(b)	93,515	3,553,570
Datang International Power Generation Co. Ltd., Class H	29,720,000	7,429,479
Dawnrays Pharmaceutical Holdings Ltd.	14,365,000	2,619,963
Digital China Holdings Ltd.(a)	9,764,000	4,782,032
Dongfeng Motor Group Co. Ltd., Class H	25,980,000	21,405,488
Dongyue Group Ltd.(b)	11,325,000	7,612,062
East Money Information Co. Ltd., Class A	2,117,800	3,864,069
Eastern Communications Co. Ltd., Class B	3,093,713	1,602,543
ENN Energy Holdings Ltd.	7,516,100	67,582,638
Fang Holdings Ltd., ADR(a)(b)	2,170,289	2,604,347
Fanhua Inc., ADR(b)	475,839	14,022,975
Fantasia Holdings Group Co. Ltd.(b)	23,514,000	3,718,790
Far East Horizon Ltd.	21,340,000	22,726,594
FingerTango Inc.(a)	9,464,000	1,798,517
Focus Media Information Technology Co. Ltd., Class A	10,639,899	8,532,606
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,036,882	14,985,335
Fosun International Ltd.	24,864,500	32,093,251
Fu Shou Yuan International Group Ltd.(b)	9,836,000	7,777,924
Fufeng Group Ltd.	16,537,400	8,247,028
Future Land Development Holdings Ltd.	17,654,000	19,251,417
Fuyao Glass Industry Group Co. Ltd., Class H(d)	5,144,800	15,354,576
GCL New Energy Holdings Ltd.(a)(b)	98,856,000	3,152,075
GCL-Poly Energy Holdings Ltd.(a)(b)	131,047,000	7,939,153
GDS Holdings Ltd., ADR(a)(b)	627,504	20,387,605
Geely Automobile Holdings Ltd.	47,231,000	77,467,864
Gemdale Properties & Investment Corp. Ltd.(b)	45,304,000	5,431,476
Genertec Universal Medical Group Co. Ltd.(b)(d)	9,043,500	6,851,355
Genscript Biotech Corp.(a)	8,976,000	19,393,211
GF Securities Co. Ltd., Class H(b)	13,991,200	15,953,132
Glorious Property Holdings Ltd.(a)(b)	40,927,000	2,035,767
Glory Sun Financial Group Ltd.(b)	115,428,000	4,416,578
GOME Retail Holdings Ltd.(a)(b)	105,337,000	10,344,872
Goodbaby International Holdings Ltd.(b)	9,003,000	2,066,870
Grand Baoxin Auto Group Ltd.(b)	6,809,000	2,197,138
Great Wall Motor Co. Ltd., Class H	30,265,500	22,002,710

Security	Shares	Value

China (continued)
Greatview Aseptic Packaging Co. Ltd.	10,059,000	$5,619,302
Gree Electric Appliances Inc. of Zhuhai, Class A	1,529,102	11,536,939
Greenland Hong Kong Holdings Ltd.	7,382,000	2,617,413
Greentown Service Group Co. Ltd.	10,424,000	8,203,006
Guangdong Investment Ltd.	28,318,000	55,692,976
Guangzhou Automobile Group Co. Ltd., Class H	28,757,200	27,728,212
Guangzhou R&F Properties Co. Ltd., Class H	9,503,600	17,987,695
Guorui Properties Ltd.	10,209,000	2,135,406
Guotai Junan Securities Co. Ltd., Class A	6,375,025	14,776,350
Guotai Junan Securities Co. Ltd., Class H(d)	5,276,600	9,004,586
Haier Electronics Group Co. Ltd.	11,783,000	30,026,508
Haitian International Holdings Ltd.	6,484,000	12,818,233
Haitong Securities Co. Ltd., Class A	2,577,211	4,497,848
Haitong Securities Co. Ltd., Class H	27,910,000	28,619,982
Hanergy Thin Film Power Group Ltd.(a)(e)	8,046	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	4,995,632	17,898,286
Hangzhou Steam Turbine Co. Ltd., Class B	3,948,959	3,616,267
Harbin Electric Co. Ltd., Class H(b)	6,036,000	3,510,488
HC Group Inc.(a)(b)	7,358,500	3,078,340
Hengan International Group Co. Ltd.	6,805,500	49,909,286
HengTen Networks Group Ltd.(a)(b)	233,608,000	5,780,201
Hi Sun Technology China Ltd.(a)	32,553,000	4,774,659
Hope Education Group Co. Ltd.(b)(d)	17,478,000	2,340,639
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(e)	22,424,288	800,811
Hua Hong Semiconductor Ltd.(b)(d)	4,419,000	9,288,267
Huabao International Holdings Ltd.	10,548,000	4,412,629
Huadian Power International Corp. Ltd., Class H	16,568,000	6,867,630
Huaneng Power International Inc., Class H	36,944,000	23,276,857
Huaneng Renewables Corp. Ltd., Class H	47,054,000	12,722,893
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	2,321,086	2,743,524
Huatai Securities Co. Ltd., Class A	1,972,151	5,299,348
Huatai Securities Co. Ltd., Class H(d)	15,670,800	24,823,684
Huaxia Bank Co. Ltd., Class A	12,096,074	13,085,041
Huazhu Group Ltd., ADR(b)	1,238,370	37,894,122
Hutchison China MediTech Ltd., ADR(a)(b)	511,437	14,120,776
IGG Inc.(b)	9,228,000	10,933,942
IMAX China Holding Inc.(d)	1,295,600	3,106,578
Industrial & Commercial Bank of China Ltd., Class A	15,705,125	12,707,896
Industrial & Commercial Bank of China Ltd., Class H	618,092,000	441,463,316
Industrial Bank Co. Ltd., Class A	9,762,078	24,739,074
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,379,716	14,629,033
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,567,967	11,571,924
Inspur International Ltd.(b)	4,764,000	2,053,723
iQIYI Inc., ADR(a)(b)	1,210,428	22,066,102
JD.com Inc., ADR(a)(b)	7,003,030	180,398,053
Jiangsu Expressway Co. Ltd., Class H	11,616,000	16,178,294
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,097,073	18,801,563
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	764,145	12,604,317
Jiangxi Copper Co. Ltd., Class H	12,380,000	15,458,125
Jiayuan International Group Ltd.(b)	11,752,000	5,470,892
Jinchuan Group International Resources Co. Ltd.(a)(b)	29,118,000	2,488,226
JinkoSolar Holding Co. Ltd., ADR(a)	316,451	6,363,830

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
JNBY Design Ltd.(b)	1,703,000	$2,945,288
Jumei International Holding Ltd., ADR(a)(b)	1,030,346	2,493,437
Kaisa Group Holdings Ltd.(b)	23,297,000	9,686,593
Kama Co. Ltd., Class B(a)	4,183,324	1,991,262
Kasen International Holdings Ltd.(b)	5,899,000	4,393,845
Kingboard Holdings Ltd.	6,380,200	16,763,125
Kingboard Laminates Holdings Ltd.	10,551,500	9,003,136
Kingdee International Software Group Co. Ltd.(b)	22,670,000	25,241,737
Kingsoft Corp. Ltd.(a)(b)	8,064,000	22,215,584
Konka Group Co. Ltd., Class B	10,991,118	3,602,703
Kunlun Energy Co. Ltd.	30,948,000	28,498,582
Kweichow Moutai Co. Ltd., Class A	359,851	46,193,633
KWG Group Holdings Ltd.	12,216,500	12,262,387
Launch Tech Co. Ltd., Class H(a)	2,844,000	2,357,743
Lee & Man Paper Manufacturing Ltd.	13,682,000	8,899,656
Lee’s Pharmaceutical Holdings Ltd.(b)	3,529,500	2,331,827
Legend Holdings Corp., Class H(d)	3,553,000	8,573,730
Lenovo Group Ltd.	68,902,000	47,894,076
Li Ning Co. Ltd.(a)	18,707,500	30,970,193
Lifetech Scientific Corp.(a)(b)	29,666,000	6,091,698
Logan Property Holdings Co. Ltd.(b)	12,968,000	19,152,922
Longfor Group Holdings Ltd.	16,721,000	61,313,141
LONGi Green Energy Technology Co. Ltd., Class A	1,144,800	3,934,804
Lonking Holdings Ltd.	20,015,000	5,309,730
Luthai Textile Co. Ltd., Class B	3,583,521	3,907,775
Luxshare Precision Industry Co. Ltd., Class A	1,316,800	4,075,857
Luye Pharma Group Ltd.(b)(d)	11,565,500	8,703,018
Luzhou Laojiao Co. Ltd., Class A	444,300	4,526,212
Maanshan Iron & Steel Co. Ltd., Class H	16,654,000	7,094,446
Meitu Inc.(a)(b)(d)	21,539,000	7,279,891
Meituan Dianping, Class B(a)	9,617,100	74,269,714
Metallurgical Corp. of China Ltd., Class H	24,088,000	6,420,968
Midea Group Co. Ltd., Class A	2,009,936	14,379,153
MMG Ltd.(a)(b)	24,327,999	7,415,796
Momo Inc., ADR	1,377,202	37,969,459
NARI Technology Co. Ltd., Class A	1,497,184	3,951,806
NetDragon Websoft Holdings Ltd.(b)	2,410,000	6,347,323
NetEase Inc., ADR	670,702	166,743,224
New China Life Insurance Co. Ltd., Class A	616,792	4,590,477
New China Life Insurance Co. Ltd., Class H	7,892,100	36,639,322
New Oriental Education & Technology Group Inc., ADR(a)	1,361,790	116,637,313
Nexteer Automotive Group Ltd.	8,502,000	10,409,882
Nine Dragons Paper Holdings Ltd.	16,296,000	12,990,160
NIO Inc., ADR(a)(b)	6,252,344	19,069,649
Noah Holdings Ltd., ADR(a)(b)	284,757	10,891,955
OneSmart International Education Group Ltd., ADR(a)(b)	680,945	5,474,798
Panda Green Energy Group Ltd.(a)(b)	50,986,852	2,015,920
PAX Global Technology Ltd.(b)	11,996,000	4,467,585
People’s Insurance Co. Group of China Ltd. (The), Class H	77,655,000	30,505,181
PetroChina Co. Ltd., Class A	4,837,000	4,988,288
PetroChina Co. Ltd., Class H	198,984,000	111,159,283
PICC Property & Casualty Co. Ltd., Class H	65,105,040	70,331,761
Pinduoduo Inc., ADR(a)(b)	1,836,658	35,667,898
Ping An Bank Co. Ltd., Class A	9,480,742	16,655,552
Ping An Insurance Group Co. of China Ltd., Class A	3,996,431	45,537,461
Ping An Insurance Group Co. of China Ltd., Class H	52,514,500	580,030,189

Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	6,500,211	$11,400,672
Poly Property Group Co. Ltd.	21,370,000	7,359,050
Postal Savings Bank of China Co. Ltd., Class H(d)	74,004,000	44,267,145
Pou Sheng International Holdings Ltd.(b)	22,617,000	5,221,161
Powerlong Real Estate Holdings Ltd.	8,526,000	3,871,228
Q Technology Group Co. Ltd.(b)	4,067,000	2,868,486
Qingdao Haier Co. Ltd., Class A	4,429,605	10,158,545
Realord Group Holdings Ltd.(a)	3,816,000	2,418,902
Redco Group(b)(d)	8,506,000	3,406,501
Redsun Properties Group Ltd.(a)(b)	6,770,000	2,305,438
RISE Education Cayman Ltd., ADR(a)(b)	245,778	2,231,664
Road King Infrastructure Ltd.	4,143,000	8,401,668
Ronshine China Holdings Ltd.(a)(b)	5,472,000	6,532,440
SAIC Motor Corp. Ltd., Class A	4,211,672	14,548,877
Sany Heavy Equipment International Holdings Co. Ltd.	13,712,000	4,984,242
Sany Heavy Industry Co. Ltd., Class A	2,545,292	4,431,128
Seaspan Corp.(b)	796,324	7,413,776
Semiconductor Manufacturing International Corp.(a)(b)	29,553,700	35,544,878
Shandong Airlines Co. Ltd., Class B	2,055,153	2,319,748
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,180,000	16,683,472
Shang Gong Group Co. Ltd., Class B(a)	5,095,760	3,220,520
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,223,627	4,144,936
Shanghai Electric Group Co. Ltd., Class H	28,716,000	10,145,120
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,365,500	15,773,737
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)(b)	2,552,000	3,450,166
Shanghai Haixin Group Co., Class B	6,388,310	2,810,856
Shanghai Haohai Biological Technology Co. Ltd., Class H(d)	245,200	1,390,099
Shanghai Industrial Holdings Ltd.	4,782,000	9,965,867
Shanghai Industrial Urban Development Group Ltd.	22,068,000	4,081,168
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,673,241	2,675,914
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,911,252	12,689,786
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,389,800	16,564,412
Shanghai Pudong Development Bank Co. Ltd., Class A	14,312,166	22,975,762
Shanghai Shibei Hi-Tech Co. Ltd., Class B	1,182,244	560,384
Sheng Ye Capital Ltd.	2,414,000	2,204,468
Shenwan Hongyuan Group Co. Ltd., Class A	7,496,293	5,103,381
Shenzhen International Holdings Ltd.	9,547,250	16,779,576
Shenzhen Investment Ltd.	29,382,000	10,830,105
Shenzhou International Group Holdings Ltd.	7,329,200	86,420,537
Shimao Property Holdings Ltd.	10,921,500	31,271,744
Shougang Concord International Enterprises Co. Ltd.(a)(b)	214,128,000	8,056,547
Shougang Fushan Resources Group Ltd.	27,182,000	5,650,963
Shui On Land Ltd.	40,755,666	9,252,551
Sihuan Pharmaceutical Holdings Group Ltd.(b)	37,526,000	8,423,613
Silver Grant International Holdings Group Ltd.(a)(b)	12,754,000	2,602,675
SINA Corp./China(a)	617,356	24,854,753
Sino Biopharmaceutical Ltd.	66,362,000	66,949,821
Sinofert Holdings Ltd.(a)(b)	31,650,000	3,673,403

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sino-Ocean Group Holding Ltd.	29,198,000	$11,656,037
Sinopec Engineering Group Co. Ltd., Class H	13,055,000	10,623,094
Sinopec Kantons Holdings Ltd.(b)	10,772,000	4,451,382
Sinopec Shanghai Petrochemical Co. Ltd., Class H	33,595,000	14,653,934
Sinopharm Group Co. Ltd., Class H	11,470,800	43,085,633
Sinosoft Technology Group Ltd.(b)	8,631,600	2,642,141
Sinotrans Ltd., Class H	19,732,000	7,247,981
Sinotruk Hong Kong Ltd.	6,803,000	12,893,557
Skyfame Realty Holdings Ltd.	28,332,000	4,516,903
Skyworth Digital Holdings Ltd.	17,476,000	4,591,586
SMI Holdings Group Ltd.(a)(b)(e)	15,427,999	3,482,863
SOHO China Ltd.	21,915,000	6,847,957
Sohu.com Ltd., ADR(a)(b)	306,821	4,135,947
Springland International Holdings Ltd.	5,066,000	995,037
SSY Group Ltd.	15,238,411	12,108,245
Sun Art Retail Group Ltd.	23,123,500	20,172,659
Sunac China Holdings Ltd.	23,180,000	99,927,173
Suning.com Co. Ltd., Class A	8,756,350	13,690,578
Sunny Optical Technology Group Co. Ltd.	6,834,600	58,273,082
Superb Summit International Group Ltd.(a)(b)(e)	6,035,000	7,697
TAL Education Group, ADR(a)(b)	3,388,509	116,598,595
Tarena International Inc., ADR(a)(b)	416,489	1,345,259
TCL Electronics Holdings Ltd.	7,535,000	3,219,449
Tencent Holdings Ltd.	54,503,000	2,266,164,746
Tencent Music Entertainment Group, ADR(a)(b)	915,724	12,124,186
Texhong Textile Group Ltd.	2,284,000	2,630,494
Tian Ge Interactive Holdings Ltd.(b)(d)	7,896,000	2,094,710
Tiangong International Co. Ltd.	9,592,000	3,058,459
Tianjin Development Holdings Ltd.	11,038,000	3,547,680
Tianjin Port Development Holdings Ltd.	45,694,000	4,604,047
Tianneng Power International Ltd.(b)	6,620,000	5,395,259
Tibet Water Resources Ltd.(a)(b)	20,760,000	6,116,357
Tingyi Cayman Islands Holding Corp.(b)	19,004,000	30,879,334
Tong Ren Tang Technologies Co. Ltd., Class H	6,225,000	7,971,252
Tongda Group Holdings Ltd.(b)	40,370,000	3,192,302
Towngas China Co. Ltd.	10,709,000	8,072,162
TravelSky Technology Ltd., Class H	9,036,000	18,716,116
Truly International Holdings Ltd.(a)	18,530,000	2,646,957
Tsaker Chemical Group Ltd.(d)	4,004,500	1,149,170
Tsingtao Brewery Co. Ltd., Class H	3,810,000	23,154,817
Tuniu Corp., ADR(a)(b)	375,348	1,178,593
Uni-President China Holdings Ltd.	12,586,000	13,371,687
Vinda International Holdings Ltd.(b)	2,867,000	5,126,597
Vipshop Holdings Ltd., ADR(a)	4,176,709	31,492,386
Want Want China Holdings Ltd.(b)	47,726,000	34,026,738
Wasion Holdings Ltd.	6,846,000	2,881,405
Weibo Corp., ADR(a)(b)	521,398	21,648,445
Weichai Power Co. Ltd., Class H	19,459,000	29,583,547
Wens Foodstuffs Group Co. Ltd., Class A	1,555,694	8,840,764
West China Cement Ltd.	31,642,000	4,318,184
Wisdom Education International Holdings Co. Ltd.(b)	6,348,000	3,311,416
Wise Talent Information Technology Co. Ltd.(a)(b)	1,177,000	3,159,963
Wuliangye Yibin Co. Ltd., Class A	1,406,176	20,535,445
WuXi AppTec Co. Ltd., Class H(a)(d)	1,021,100	11,180,521
Wuxi Biologics Cayman Inc.(a)(d)	5,281,500	49,914,757
Xiamen International Port Co. Ltd., Class H	24,420,000	3,270,306
Xiaomi Corp., Class B(a)(b)(d)	33,480,400	40,908,129
Xingda International Holdings Ltd.(b)	12,539,000	3,358,425
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	7,836,634	8,245,880

Security	Shares	Value

China (continued)
Xinyi Solar Holdings Ltd.(b)	30,218,800	$16,572,924
Xtep International Holdings Ltd.	10,900,000	5,533,030
Yadea Group Holdings Ltd.(b)(d)	11,126,000	3,618,534
Yanzhou Coal Mining Co. Ltd., Class H	17,276,000	16,239,182
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(d)	1,270,400	6,270,540
Yihai International Holding Ltd.(b)	4,553,000	22,502,088
Yintech Investment Holdings Ltd., ADR(a)(b)	196,993	914,048
Yirendai Ltd., ADR(a)(b)	123,305	1,977,812
Yonghui Superstores Co. Ltd., Class A	3,068,621	4,337,492
Youyuan International Holdings Ltd.(a)	5,208,000	1,587,531
Yuexiu Property Co. Ltd.	65,650,880	14,904,384
Yuexiu REIT	16,086,000	10,750,603
Yuexiu Transport Infrastructure Ltd.	11,164,000	8,714,144
Yum China Holdings Inc.	3,441,723	137,703,337
Yunnan Baiyao Group Co. Ltd., Class A	438,624	4,915,038
Yuzhou Properties Co. Ltd.	16,259,400	7,403,315
YY Inc., ADR(a)(b)	469,641	32,146,926
Zai Lab Ltd., ADR(a)(b)	346,686	9,086,640
Zhaojin Mining Industry Co. Ltd., Class H	12,369,500	11,358,948
Zhejiang Expressway Co. Ltd., Class H	14,004,000	14,628,152
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(d)	3,310,400	9,457,622
Zhongsheng Group Holdings Ltd.(b)	5,392,500	13,576,592
Zhuguang Holdings Group Co. Ltd.(a)	16,214,000	2,502,240
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,239,000	28,197,741
Zijin Mining Group Co. Ltd., Class H	59,454,000	21,004,595
ZTE Corp., Class A(a)	1,031,000	4,276,780
ZTE Corp., Class H(a)	7,237,640	17,409,734
ZTO Express Cayman Inc., ADR	3,012,919	54,353,059

		16,248,821,991

Colombia — 0.3%
Almacenes Exito SA	1,959,927	8,199,327
Bancolombia SA	1,952,878	21,670,349
Cementos Argos SA	4,585,721	9,918,691
Corp. Financiera Colombiana SA(a)	1,022,358	7,079,834
Ecopetrol SA	46,718,560	38,326,908
Grupo Argos SA/Colombia	2,889,704	14,849,794
Grupo de Inversiones Suramericana SA	2,485,401	24,526,632
Interconexion Electrica SA ESP	4,187,234	20,126,184

		144,697,719

Czech Republic — 0.1%
Central European Media Enterprises Ltd. Class A(a)	761,508	2,782,362
CEZ AS	1,593,422	37,014,524
Komercni Banka AS	734,045	27,643,472
Moneta Money Bank AS(d)	5,259,708	17,130,271

		84,570,629

Egypt — 0.2%
Alexandria Mineral Oils Co.	2,933,118	811,251
Commercial International Bank Egypt SAE	11,889,294	50,916,576
Eastern Co. SAE	8,547,771	7,929,921
Egyptian Financial Group-Hermes Holding Co.(a)	7,297,468	6,974,880
EISewedy Electric Co.	6,626,213	5,506,011
Ezz Steel Co. SAE(a)	3,488,940	2,413,496
Global Telecom Holding SAE(a)	32,473,057	8,612,926
Heliopolis Housing	2,283,563	2,796,478
Juhayna Food Industries	2,201,614	1,446,700
Medinet Nasr Housing(a)	8,256,253	2,890,182
Oriental Weavers	2,364,462	1,344,664

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt (continued)
Palm Hills Developments SAE(a)	16,218,609	$2,412,445
Pioneers Holding For Financial Investments SAE(a)	4,803,828	1,859,546
Sidi Kerir Petrochemicals Co.	1,228,051	852,446
Six of October Development & Investment	3,586,653	2,776,764
Talaat Moustafa Group	6,335,253	3,958,587
Telecom Egypt Co.	5,401,404	4,284,985

		107,787,858

Greece — 0.4%
Alpha Bank AE(a)	13,614,494	25,639,520
Athens Water Supply & Sewage Co. SA	430,690	3,153,202
Eurobank Ergasias SA(a)	25,270,369	24,640,035
FF Group(a)(e)	343,633	3,829
GEK Terna Holding Real Estate Construction SA(a)	395,868	2,218,912
Hellenic Exchanges-Athens Stock Exchange SA	856,846	4,535,426
Hellenic Telecommunications Organization SA	2,289,021	31,246,944
Holding Co. ADMIE IPTO SA	1,349,359	2,811,841
JUMBO SA	1,052,746	18,652,730
Motor Oil Hellas Corinth Refineries SA	578,263	14,692,034
Mytilineos Holdings SA	1,082,659	11,781,094
National Bank of Greece SA(a)	5,404,807	14,262,103
OPAP SA	2,249,423	23,499,796
Piraeus Bank SA(a)(b)	2,900,527	9,341,066
Piraeus Port Authority SA	76,365	1,867,887
Public Power Corp. SA(a)(b)	1,360,541	3,018,593
Sarantis SA	196,570	1,642,858
Terna Energy SA	417,948	3,232,238
Titan Cement Co. SA	411,563	8,346,980

		204,587,088

Hungary — 0.3%
Magyar Telekom Telecommunications PLC.	4,675,656	6,687,501
MOL Hungarian Oil & Gas PLC.	3,687,504	41,434,455
Opus Global Nyrt(a)(b)	1,344,532	1,885,243
OTP Bank Nyrt	2,120,796	88,381,306
Richter Gedeon Nyrt	1,365,659	24,497,919

		162,886,424

India — 10.2%
Aarti Industries Ltd.	177,511	4,760,923
Aavas Financiers Ltd.(a)	229,268	4,670,483
Adani Enterprises Ltd.	1,422,945	3,159,661
Adani Ports & Special Economic Zone Ltd.	5,781,292	34,542,787
Adani Power Ltd.(a)	7,340,388	5,303,227
Adani Transmissions Ltd.(a)	1,102,090	3,730,497
Aditya Birla Fashion and Retail Ltd.(a)	1,702,663	5,153,829
Aegis Logistics Ltd.	554,800	1,799,147
AIA Engineering Ltd.	435,542	11,176,773
Ajanta Pharma Ltd.	228,759	3,431,980
Alembic Pharmaceuticals Ltd.	174,786	1,299,397
Amara Raja Batteries Ltd.	285,077	2,605,285
Ambuja Cements Ltd.	5,746,618	19,014,871
Apollo Hospitals Enterprise Ltd.	801,148	14,240,843
Apollo Tyres Ltd.	2,702,310	7,541,826
Arvind Fashions Ltd.(a)	301,340	3,463,035
Arvind Ltd.	1,561,647	1,670,522
Ashok Leyland Ltd.	11,689,215	14,902,685
Asian Paints Ltd.	2,727,298	55,073,291
Astral Poly Technik Ltd.	366,685	6,972,888
Atul Ltd.	74,221	4,309,565
AU Small Finance Bank Ltd.(d)	1,369,212	13,677,139
Aurobindo Pharma Ltd.	2,488,369	24,008,456

Security	Shares	Value

India (continued)
Avanti Feeds Ltd.	429,012	$2,299,842
Avenue Supermarts Ltd.(a)(d)	1,198,538	22,754,444
Axis Bank Ltd.(a)	18,403,285	213,446,814
Bajaj Auto Ltd.	796,023	33,420,030
Bajaj Consumer Care Ltd.(a)	434,513	2,117,036
Bajaj Electricals Ltd.	198,664	1,531,929
Bajaj Finance Ltd.	1,770,116	88,062,263
Bajaj Finserv Ltd.	390,151	45,838,421
Balkrishna Industries Ltd.	777,533	8,686,145
BASF India Ltd.	48,271	958,130
Bata India Ltd.	495,786	9,425,385
Bayer CropScience Ltd./India	122,917	6,759,608
Bharat Financial Inclusion Ltd.(a)	985,505	14,152,328
Bharat Forge Ltd.	2,052,056	13,761,102
Bharat Petroleum Corp. Ltd.	6,168,257	36,230,890
Bharti Airtel Ltd.	17,152,612	85,847,665
Bharti Infratel Ltd.	3,155,851	12,181,212
Birlasoft Ltd.(a)	1,718,711	2,355,201
Blue Dart Express Ltd.	96,978	3,771,832
Blue Star Ltd.	193,925	2,244,331
Bosch Ltd.	71,674	18,227,074
Britannia Industries Ltd.	534,457	22,408,217
Can Fin Homes Ltd.	289,912	1,465,758
Canara Bank(a)	1,480,877	5,690,511
Care Ratings Ltd.	359,900	5,011,346
Ceat Ltd.	232,514	3,268,950
Century Plyboards India Ltd.	615,218	1,508,224
Century Textiles & Industries Ltd.	409,491	6,032,084
CESC Ltd.	622,331	6,651,384
CESC Ventures Ltd.(a)	84,007	558,048
CG Power and Industrial Solutions Ltd.(a)	4,083,900	2,077,366
Chambal Fertilizers and Chemicals Ltd.	912,432	2,479,718
Cholamandalam Financial Holdings Ltd.(a)	908,271	6,505,314
Cipla Ltd./India	3,278,419	26,289,447
City Union Bank Ltd.	2,474,507	7,527,422
Coal India Ltd.	11,608,160	42,224,362
Container Corp. of India Ltd.	2,002,287	15,228,773
Coromandel International Ltd.	573,013	3,588,153
Cox & Kings Ltd.	758,203	1,007,982
CRISIL Ltd.	283,687	5,934,769
Crompton Greaves Consumer Electricals Ltd.	3,785,871	12,912,690
Dabur India Ltd.	5,008,028	28,453,051
Dalmia Bharat Ltd.(a)	343,861	5,830,582
DCB Bank Ltd.	2,513,235	8,407,953
DCM Shriram Ltd.	111,412	887,251
Dilip Buildcon Ltd.(d)	336,107	2,793,366
Dish TV India Ltd.	6,372,565	2,660,903
Dishman Carbogen Amcis Ltd.(a)	396,871	1,371,000
Divi’s Laboratories Ltd.	752,628	17,195,983
Dr Lal PathLabs Ltd.(d)	224,935	3,349,112
Dr. Reddy’s Laboratories Ltd.	1,078,443	41,446,348
Edelweiss Financial Services Ltd.	4,433,343	12,904,111
Eicher Motors Ltd.	128,498	36,780,026
EIH Ltd.	1,224,158	3,242,582
Endurance Technologies Ltd.(d)	213,902	3,693,879
Engineers India Ltd.	1,782,767	3,110,641
Equitas Holdings Ltd./India(a)	1,671,277	3,335,779
Escorts Ltd.	561,415	4,816,933
Exide Industries Ltd.	2,115,752	6,464,935
Federal Bank Ltd.	14,121,280	21,751,933

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Finolex Cables Ltd.	1,261,403	$8,246,304
Fortis Healthcare Ltd.(a)	4,250,057	7,641,306
Future Consumer Ltd.(a)	4,766,463	2,930,683
GAIL India Ltd.	7,419,249	38,431,638
Gayatri Projects Ltd.(a)	395,452	1,041,809
GE T&D India Ltd.	1,059,668	3,970,833
Gillette India Ltd.	34,328	3,664,420
Glenmark Pharmaceuticals Ltd.	1,300,158	10,174,034
GMR Infrastructure Ltd.(a)	16,705,646	3,715,495
Godrej Consumer Products Ltd.	3,379,820	33,368,395
Godrej Industries Ltd.	983,133	6,937,107
Godrej Properties Ltd.(a)	496,896	6,324,990
Granules India Ltd.	1,130,488	1,794,084
Graphite India Ltd.	592,577	3,558,459
Grasim Industries Ltd.	2,908,064	36,975,022
Great Eastern Shipping Co. Ltd. (The)	341,251	1,372,520
GRUH Finance Ltd.	2,104,687	9,593,081
Gujarat Fluorochemicals Ltd.	236,699	3,572,158
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	493,027	2,072,105
Gujarat Pipavav Port Ltd.	2,561,693	3,174,031
Gujarat State Petronet Ltd.	1,201,564	3,336,181
Havells India Ltd.	2,614,825	28,063,184
HCL Technologies Ltd.	5,235,788	82,081,469
HEG Ltd.	96,511	2,402,484
Hero MotoCorp Ltd.	480,788	18,490,586
Hexaware Technologies Ltd.	1,179,564	6,099,975
Himachal Futuristic Communications Ltd.	5,392,078	1,636,396
Himadri Speciality Chemical Ltd.	818,641	1,182,891
Hindalco Industries Ltd.	11,322,912	32,007,084
Hindustan Petroleum Corp. Ltd.	5,772,418	26,857,124
Hindustan Unilever Ltd.	6,250,711	160,413,203
Housing Development Finance Corp. Ltd.	15,754,415	493,410,204
ICICI Bank Ltd.	23,787,180	144,618,272
ICICI Lombard General Insurance Co. Ltd.(d)	1,033,144	17,441,127
ICICI Securities Ltd.(d)	657,499	2,087,845
IDFC First Bank Ltd.(a)	18,861,429	12,287,179
IDFC Ltd.	8,857,419	4,797,841
IFCI Ltd.(a)	9,760,543	1,379,533
IIFL Holdings Ltd.	1,234,494	3,357,643
IIFL Securities Ltd.	1,234,494	1,929,825
IIFL Wealth Management Ltd.(a)	176,356	1,929,822
India Cements Ltd. (The)	2,217,984	3,360,811
Indiabulls Housing Finance Ltd.	2,665,083	30,078,683
Indiabulls Ventures Ltd.	1,543,213	6,566,675
Indian Bank(a)	927,363	3,678,647
Indian Hotels Co. Ltd. (The)	5,163,603	11,643,646
Indian Oil Corp. Ltd.	17,815,345	42,319,952
Indraprastha Gas Ltd.	1,920,464	9,279,734
Info Edge India Ltd.	594,520	17,516,229
Infosys Ltd.	33,328,797	352,817,893
Inox Leisure Ltd.(a)	423,650	2,287,207
InterGlobe Aviation Ltd.(d)	942,475	22,669,572
Ipca Laboratories Ltd.	338,550	4,557,397
IRB Infrastructure Developers Ltd.	1,653,094	2,935,381
ITC Ltd.	32,456,331	129,725,195
Jain Irrigation Systems Ltd.	3,802,254	2,722,472
Jammu & Kashmir Bank Ltd. (The)(a)	3,423,303	2,917,787
Jindal Steel & Power Ltd.(a)	3,836,805	8,811,445
JM Financial Ltd.	2,119,236	2,904,052

Security	Shares	Value

India (continued)
JSW Energy Ltd.(a)	2,420,962	$2,548,061
JSW Steel Ltd.	8,044,903	31,364,054
Jubilant Foodworks Ltd.	688,213	12,912,280
Jubilant Life Sciences Ltd.	730,376	5,190,303
Just Dial Ltd.(a)	449,814	4,941,475
Jyothy Laboratories Ltd.	684,621	1,678,858
Kajaria Ceramics Ltd.	697,212	6,363,734
Karnataka Bank Ltd. (The)	1,101,823	1,781,794
Karur Vysya Bank Ltd. (The)	4,149,441	4,650,101
Kaveri Seed Co. Ltd.	261,428	2,056,988
KEC International Ltd.	519,930	2,388,099
KEI Industries Ltd.	389,139	2,935,381
KPIT Technologies Ltd.(a)	1,999,371	2,784,266
KRBL Ltd.	455,393	2,320,705
L&T Technology Services Ltd.(d)	174,664	4,408,000
Lakshmi Machine Works Ltd.	20,944	1,682,402
Larsen & Toubro Ltd.	4,547,095	101,624,348
Lemon Tree Hotels Ltd.(a)(d)	1,749,932	1,887,000
LIC Housing Finance Ltd.	2,805,190	22,484,589
Lupin Ltd.	2,105,753	22,527,134
Mahanagar Gas Ltd.	369,852	4,734,382
Mahindra & Mahindra Financial Services Ltd.	2,939,604	17,785,361
Mahindra & Mahindra Ltd.	7,198,546	66,835,064
Mahindra CIE Automotive Ltd.(a)	715,050	2,515,815
Manappuram Finance Ltd.	4,961,510	9,596,779
Marico Ltd.	4,438,948	23,691,162
Maruti Suzuki India Ltd.	1,007,349	99,299,934
Max Financial Services Ltd.(a)	1,405,121	9,074,955
Merck Ltd./India	36,127	2,120,745
Minda Industries Ltd.	566,946	2,790,750
Mindtree Ltd.	1,008,872	14,156,382
Motherson Sumi Systems Ltd.	9,201,068	15,229,217
Motilal Oswal Financial Services Ltd.	347,601	3,962,251
Mphasis Ltd.	898,495	12,813,219
Muthoot Finance Ltd.	784,170	7,321,714
Natco Pharma Ltd.	880,279	6,710,918
National Aluminium Co. Ltd.	5,232,457	3,795,322
NBCC India Ltd.	4,735,152	4,205,778
NCC Ltd./India	4,569,618	6,409,415
Nestle India Ltd.	227,096	37,467,724
NIIT Technologies Ltd.	386,713	7,250,808
NTPC Ltd.	22,461,316	42,946,143
Oberoi Realty Ltd.	466,664	3,760,231
Oil & Natural Gas Corp. Ltd.	23,912,033	58,998,426
Oil India Ltd.	2,115,405	5,463,712
Page Industries Ltd.	52,354	14,842,232
PC Jeweller Ltd.	1,640,693	1,815,112
Persistent Systems Ltd.	434,218	3,625,895
Petronet LNG Ltd.	5,580,317	19,781,785
Pfizer Ltd./India	99,709	4,549,061
Phillips Carbon Black Ltd.	548,624	1,162,331
Phoenix Mills Ltd. (The)	414,787	3,876,990
PI Industries Ltd.	736,486	12,019,862
Pidilite Industries Ltd.	1,173,819	21,721,747
Piramal Enterprises Ltd.	798,655	25,474,792
PNB Housing Finance Ltd.(d)	576,236	6,945,466
Power Finance Corp. Ltd.(a)	6,027,070	10,749,768
Power Grid Corp. of India Ltd.	17,250,969	46,858,227
Prestige Estates Projects Ltd.	1,031,982	4,261,717
PTC India Ltd.	2,880,516	2,851,945

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
PVR Ltd.	305,620	$7,817,531
Quess Corp. Ltd.(a)(d)	435,743	4,065,048
Radico Khaitan Ltd.	498,469	2,407,185
Rain Industries Ltd.	927,019	1,513,080
Rajesh Exports Ltd.	766,829	7,235,175
Rallis India Ltd.	1,666,040	3,621,761
Ramco Cements Ltd. (The)	804,930	9,425,909
Raymond Ltd.	356,642	4,237,255
RBL Bank Ltd.(d)	2,803,392	27,649,260
REC Ltd.	6,559,343	13,605,051
Redington India Ltd.	3,439,612	4,942,904
Reliance Industries Ltd.	27,602,893	526,837,847
Reliance Infrastructure Ltd.	1,369,529	2,043,743
Repco Home Finance Ltd.	315,045	1,820,890
Sadbhav Engineering Ltd.	807,850	2,947,226
Sanofi India Ltd.	38,414	3,012,653
Schaeffler India Ltd.	23,328	1,723,694
Shree Cement Ltd.	82,735	25,665,019
Shriram Transport Finance Co. Ltd.	1,412,206	23,593,083
Sobha Ltd.	630,791	4,929,748
Sonata Software Ltd.	314,068	1,607,491
Spencer’s Retail Ltd.(a)	333,008	543,774
SpiceJet Ltd.(a)	1,431,597	2,998,104
SRF Ltd.	186,990	7,638,441
State Bank of India(a)	17,230,881	87,154,206
Sterlite Technologies Ltd.	1,087,635	2,706,944
Strides Pharma Science Ltd.	438,675	2,658,818
Sun Pharma Advanced Research Co. Ltd.(a)	1,164,466	2,477,098
Sun Pharmaceutical Industries Ltd.	8,033,725	47,245,848
Sundaram Finance Ltd.	328,522	8,025,994
Sundram Fasteners Ltd.	341,219	2,663,997
Sunteck Realty Ltd.	453,417	3,233,848
Supreme Industries Ltd.	343,508	5,316,910
Suzlon Energy Ltd.(a)	28,805,530	2,252,652
Symphony Ltd.	120,134	2,627,507
Syngene International Ltd.(d)	411,962	3,959,647
Tata Chemicals Ltd.	577,735	5,231,770
Tata Communications Ltd.	743,996	5,775,500
Tata Consultancy Services Ltd.	8,725,046	274,998,652
Tata Elxsi Ltd.	262,269	3,280,091
Tata Global Beverages Ltd.	2,986,278	10,455,428
Tata Motors Ltd.(a)	15,186,284	37,610,928
Tata Power Co. Ltd. (The)	10,288,197	10,156,626
Tata Steel Ltd.	3,269,751	22,909,898
TeamLease Service Ltd.(a)	87,079	3,749,178
Tech Mahindra Ltd.	4,706,522	51,349,402
Thermax Ltd.	311,296	4,556,123
Thomas Cook India Ltd.	807,891	2,714,368
Time Technoplast Ltd.	781,275	1,123,294
Titan Co. Ltd.	3,151,422	55,880,326
Torrent Power Ltd.	1,214,195	4,285,061
TTK Prestige Ltd.	72,828	7,448,669
Tube Investments of India Ltd.	949,218	5,303,757
TV18 Broadcast Ltd.(a)	7,095,031	2,840,405
UltraTech Cement Ltd.	916,631	62,608,365
United Spirits Ltd.(a)	2,751,469	21,874,359
UPL Ltd.	3,562,311	51,061,942
Varun Beverages Ltd.	383,793	5,138,075
Vedanta Ltd.	17,498,244	40,311,274
Venky’s India Ltd.	39,299	1,082,381

Security	Shares	Value

India (continued)
V-Guard Industries Ltd.	1,106,570	$3,851,252
Vinati Organics Ltd.	106,308	3,288,792
VIP Industries Ltd.	296,701	1,872,176
V-Mart Retail Ltd.	65,727	2,326,151
Vodafone Idea Ltd.(a)	66,706,625	13,352,572
Voltas Ltd.	1,082,964	9,015,214
WABCO India Ltd.	24,456	2,205,036
Welspun India Ltd.	3,462,408	2,737,484
Westlife Development Ltd.(a)	281,730	1,417,923
Whirlpool of India Ltd.	266,757	5,614,849
Wipro Ltd.	12,070,037	49,602,477
Wockhardt Ltd.(a)	464,371	2,599,671
Yes Bank Ltd.	16,392,866	34,765,707
Zee Entertainment Enterprises Ltd.	5,066,480	25,986,236
Zensar Technologies Ltd.	462,129	1,657,773

		5,750,856,033

Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	82,099,200	9,980,179
Adaro Energy Tbk PT	139,410,500	12,649,262
Adhi Karya Persero Tbk PT	17,743,100	1,802,592
AKR Corporindo Tbk PT	19,073,700	5,318,853
Alam Sutera Realty Tbk PT(a)	145,113,800	3,294,228
Alfa Energi Investama Tbk PT(a)	6,854,600	3,349,857
Aneka Tambang Tbk	83,054,843	4,218,936
Astra International Tbk PT	193,592,800	101,052,118
Bank Central Asia Tbk PT	93,583,000	190,805,066
Bank Mandiri Persero Tbk PT	177,058,700	95,212,858
Bank Negara Indonesia Persero Tbk PT	70,568,200	41,532,519
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,840,300	2,440,727
Bank Rakyat Indonesia Persero Tbk PT	526,469,400	151,236,612
Bank Tabungan Negara Persero Tbk PT	42,551,176	7,363,910
Barito Pacific Tbk PT	47,549,600	10,994,127
Bukit Asam Tbk PT	26,661,600	5,716,202
Bumi Resources Tbk PT(a)	494,593,900	4,089,128
Bumi Serpong Damai Tbk PT(a)	79,657,200	7,534,575
Charoen Pokphand Indonesia Tbk PT	70,884,000	24,335,722
Ciputra Development Tbk PT	102,150,927	7,014,042
Delta Dunia Makmur Tbk PT(a)	55,840,900	1,995,366
Eagle High Plantations Tbk PT(a)	123,221,600	1,320,925
Gudang Garam Tbk PT	4,531,000	25,547,888
Hanjaya Mandala Sampoerna Tbk PT	86,948,500	20,591,062
Hanson International Tbk PT(a)	753,841,800	5,598,685
Indah Kiat Pulp & Paper Corp. Tbk PT	27,093,500	14,711,832
Indika Energy Tbk PT	16,776,800	1,657,403
Indocement Tunggal Prakarsa Tbk PT	17,843,400	26,504,122
Indofood CBP Sukses Makmur Tbk PT	22,301,400	15,312,925
Indofood Sukses Makmur Tbk PT	41,962,400	19,404,578
Inti Agri Resources Tbk PT(a)	291,414,400	1,306,745
Japfa Comfeed Indonesia Tbk PT	35,143,700	3,693,505
Jasa Marga Persero Tbk PT	22,939,680	9,161,407
Kalbe Farma Tbk PT	201,710,500	19,856,595
Krakatau Steel Persero Tbk PT(a)	69,726,414	1,963,918
Kresna Graha Investama Tbk PT(a)	139,702,000	5,823,975
Link Net Tbk PT	16,110,300	5,023,005
Matahari Department Store Tbk PT	24,520,600	6,442,617
Medco Energi Internasional Tbk PT(a)	66,193,000	3,594,295
Media Nusantara Citra Tbk PT	58,143,800	4,644,171
Mitra Adiperkasa Tbk PT	109,252,100	6,736,160
Pabrik Kertas Tjiwi Kimia Tbk PT	13,719,900	9,805,078

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Pakuwon Jati Tbk PT	173,525,900	$8,571,432
Panin Financial Tbk PT(a)	202,021,500	4,954,109
Perusahaan Gas Negara Tbk PT	106,806,100	15,415,699
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,214,200	2,744,807
Pool Advista Indonesia Tbk PT(a)	17,130,200	2,976,556
PP Persero Tbk PT	33,035,250	4,559,779
PP Properti Tbk PT	201,143,200	1,648,888
Ramayana Lestari Sentosa Tbk PT	36,417,200	4,133,534
Salim Ivomas Pratama Tbk PT	11,118,400	255,515
Sawit Sumbermas Sarana Tbk PT	47,377,200	3,419,059
Semen Indonesia Persero Tbk PT	28,691,800	23,218,798
Sentul City Tbk PT(a)	164,378,400	1,416,608
Sugih Energy Tbk PT(a)(e)	27,492,211	8,668
Summarecon Agung Tbk PT	89,993,200	6,526,044
Surya Citra Media Tbk PT	62,953,200	7,277,827
Telekomunikasi Indonesia Persero Tbk PT	474,290,000	129,601,051
Timah Tbk PT	42,859,452	3,363,292
Tower Bersama Infrastructure Tbk PT(a)	20,449,800	5,244,090
Trada Alam Minera Tbk PT(a)	280,885,200	2,440,341
Unilever Indonesia Tbk PT	14,302,900	44,594,784
United Tractors Tbk PT	16,173,400	28,726,270
Waskita Beton Precast Tbk PT	120,051,900	3,347,743
Waskita Karya Persero Tbk PT	50,118,400	6,355,880
Wijaya Karya Persero Tbk PT	33,188,523	5,278,539

		1,216,717,083

Malaysia — 2.3%
Aeon Co. M Bhd(b)	3,816,900	1,375,377
AEON Credit Service M Bhd(b)	2,566,800	9,861,706
AirAsia Group Bhd	14,906,900	10,280,621
Alliance Bank Malaysia Bhd(b)	9,441,700	8,674,513
AMMB Holdings Bhd(b)	15,710,800	16,608,721
Axiata Group Bhd	26,576,100	29,743,923
Berjaya Corp. Bhd(a)(b)	46,182,606	2,865,405
Berjaya Sports Toto Bhd	6,492,073	3,888,582
Bermaz Auto Bhd(b)	5,637,900	3,094,421
British American Tobacco Malaysia Bhd	1,298,200	9,293,879
Bursa Malaysia Bhd	6,092,900	9,450,865
Cahya Mata Sarawak Bhd(b)	6,184,000	4,559,971
Carlsberg Brewery Malaysia Bhd(b)	1,830,500	10,649,705
CIMB Group Holdings Bhd	45,246,500	56,902,292
Dialog Group Bhd	35,824,396	28,382,531
DiGi.Com Bhd(b)	29,794,500	35,336,753
DRB-Hicom Bhd(b)	8,607,500	4,272,426
Eastern & Oriental Bhd(a)	11,771,919	2,331,629
FGV Holdings Bhd(a)	17,074,300	4,644,959
Fraser & Neave Holdings Bhd(b)	1,183,800	9,661,367
Gamuda Bhd	17,077,900	14,223,093
Genting Bhd	20,765,900	31,665,458
Genting Malaysia Bhd(b)	28,945,300	21,689,116
Genting Plantations Bhd	2,903,500	7,178,203
Globetronics Technology BHD(b)	5,260,300	1,983,361
HAP Seng Consolidated Bhd	6,331,900	14,959,029
Hartalega Holdings Bhd	14,253,500	17,687,197
Hibiscus Petroleum Bhd(a)(b)	13,386,900	3,322,366
Hong Leong Bank Bhd	6,008,000	27,240,663
Hong Leong Financial Group Bhd	2,172,200	9,838,529
IGB REIT	2,505,700	1,118,162
IHH Healthcare Bhd(b)	21,519,400	28,244,052
IJM Corp. Bhd(b)	27,029,700	14,319,517

Security	Shares	Value

Malaysia (continued)
Inari Amertron Bhd(b)	25,431,500	$9,346,023
IOI Corp. Bhd(b)	17,461,800	17,959,756
Kossan Rubber Industries(b)	6,466,500	6,110,808
KPJ Healthcare Bhd(b)	30,221,900	6,707,163
Kuala Lumpur Kepong Bhd(b)	3,879,400	22,958,864
Lafarge Malaysia Bhd(a)	3,401,700	3,044,118
Magnum Bhd(b)	9,118,500	5,265,904
Mah Sing Group Bhd(b)	17,595,223	3,799,947
Malayan Banking Bhd	35,467,200	76,342,714
Malaysia Airports Holdings Bhd(b)	7,264,300	12,724,010
Malaysia Building Society Bhd(b)	15,075,100	3,309,651
Malaysian Pacific Industries Bhd(b)	581,100	1,239,717
Malaysian Resources Corp. Bhd(b)	20,462,500	4,541,254
Maxis Bhd(b)	21,666,000	28,643,274
MISC Bhd	10,805,100	17,920,402
My EG Services Bhd(b)	20,579,300	6,826,209
Nestle Malaysia Bhd	603,200	21,159,862
OSK Holdings Bhd	23,500	4,879
Padini Holdings Bhd(b)	3,335,400	2,960,909
Pavilion REIT(b)	14,061,500	6,107,130
Petronas Chemicals Group Bhd	22,782,800	45,233,957
Petronas Dagangan Bhd(b)	2,018,200	12,406,355
Petronas Gas Bhd	5,592,800	23,569,705
Pos Malaysia Bhd(b)	5,003,500	1,599,974
PPB Group Bhd	5,828,020	26,118,653
Press Metal Aluminium Holdings Bhd(b)	14,028,700	14,997,870
Public Bank Bhd	29,112,860	163,957,403
QL Resources Bhd(b)	6,993,695	11,415,553
RHB Bank Bhd	8,859,966	12,326,358
RHB Capital Bhd(a)(e)	1,769,000	4
Sapura Energy Bhd(b)	72,055,800	5,072,536
Scientex BHD	1,811,700	3,635,938
Serba Dinamik Holdings Bhd(b)	6,076,400	5,945,171
Sime Darby Bhd	24,959,900	13,818,630
Sime Darby Plantation Bhd	20,049,900	22,296,273
Sime Darby Property Bhd(b)	27,771,300	7,024,837
SKP Resources Bhd(b)	4,894,700	1,518,461
SP Setia Bhd Group	14,515,500	7,585,955
Sunway Bhd	19,912,638	8,030,631
Sunway Construction Group Bhd(b)	7,144,270	3,341,551
Sunway REIT(b)	21,354,800	9,478,565
Supermax Corp. Bhd(b)	8,542,200	3,302,318
Telekom Malaysia Bhd(b)	11,399,600	9,820,441
Tenaga Nasional Bhd	29,619,800	89,767,679
TIME dotCom Bhd(b)	4,908,100	10,400,651
Top Glove Corp. Bhd	14,708,200	17,724,952
UEM Sunrise Bhd(b)	16,943,300	3,477,207
UMW Holdings Bhd(b)	2,648,000	3,216,399
UOA Development Bhd(b)	10,075,500	5,626,219
ViTrox Corp. Bhd(b)	1,507,000	2,513,764
VS Industry Bhd(b)	14,575,275	3,443,389
WCT Holdings Bhd(b)	10,963,779	2,485,524
Westports Holdings Bhd	9,651,900	8,936,731
Yinson Holdings BHD	5,081,000	5,977,647
YTL Corp. Bhd	28,990,266	7,886,625

		1,286,274,912

Mexico — 2.6%
Alfa SAB de CV, Class A	28,573,947	26,065,722
Alsea SAB de CV(b)	5,151,595	10,058,107
America Movil SAB de CV, Series L, NVS	321,792,672	226,271,369

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Arca Continental SAB de CV	4,226,738	$22,576,081
Banco del Bajio SA(d)	6,877,897	13,281,287
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	17,060,211	24,966,375
Bolsa Mexicana de Valores SAB de CV	4,249,478	7,744,249
Cemex SAB de CV, CPO(a)(b)	145,354,283	59,219,372
Coca-Cola Femsa SAB de CV(b)	4,917,900	30,648,637
Concentradora Fibra Hotelera Mexicana SA de CV(d)	8,364,263	3,748,916
Concentradora Hipotecaria SAPI de CV(b)	2,324,800	1,983,219
Consorcio ARA SAB de CV	12,899,720	2,736,294
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	6,783,959	5,738,770
Corp Inmobiliaria Vesta SAB de CV	5,897,900	8,408,601
Credito Real SAB de CV SOFOM ER	1,872,600	2,174,189
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	1,699,005	9,505,383
Fibra Uno Administracion SA de CV	30,306,200	38,864,999
Fomento Economico Mexicano SAB de CV	18,415,145	171,085,303
Genomma Lab Internacional SAB de CV, Class B(a)(b)	7,435,668	6,255,948
Gentera SAB de CV	9,653,092	8,490,724
Gruma SAB de CV, Series B	1,970,715	18,782,160
Grupo Aeromexico SAB de CV(a)(b)	4,446,044	4,055,770
Grupo Aeroportuario del Centro Norte SAB de CV	3,173,500	19,141,489
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,417,600	33,422,303
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,009,885	31,711,940
Grupo Bimbo SAB de CV, Series A(b)	15,669,702	31,600,679
Grupo Carso SAB de CV, Series A1(b)	4,496,836	16,539,111
Grupo Cementos de Chihuahua SAB de CV(b)	1,385,100	7,453,260
Grupo Comercial Chedraui SA de CV	3,869,200	6,518,541
Grupo Financiero Banorte SAB de CV, Class O	24,653,278	133,992,448
Grupo Financiero Inbursa SAB de CV, Class O	21,834,142	28,946,674
Grupo Herdez SAB de CV(b)	2,744,000	5,617,704
Grupo Mexico SAB de CV, Series B	33,470,420	83,473,383
Grupo Televisa SAB, CPO(b)	23,249,656	43,271,165
Hoteles City Express SAB de CV(a)(b)	3,386,700	3,659,290
Industrias Bachoco SAB de CV, Series B	2,024,184	8,902,219
Industrias CH SAB de CV, Series B(a)(b)	37,137	118,238
Industrias Penoles SAB de CV	1,425,675	15,942,931
Infraestructura Energetica Nova SAB de CV	5,225,171	21,261,436
Kimberly-Clark de Mexico SAB de CV, Class A	14,209,475	25,612,775
La Comer SAB de CV(a)(b)	5,261,802	5,690,683
Macquarie Mexico Real Estate Management SA de CV(d)	8,145,700	8,489,820
Megacable Holdings SAB de CV, CPO	2,703,677	11,154,400
Mexichem SAB de CV	10,287,183	21,511,734
PLA Administradora Industrial S. de RL de CV(b)	7,793,049	11,897,299
Prologis Property Mexico SA de CV	2,108,251	4,122,654
Promotora y Operadora de Infraestructura SAB de CV(b)	2,245,635	21,848,896
Qualitas Controladora SAB de CV	2,511,178	6,685,292
Regional SAB de CV(b)	2,321,847	11,237,780
Telesites SAB de CV(a)(b)	15,744,595	10,268,127
Unifin Financiera SAB de CV SOFOM ENR	1,043,394	2,382,438
Wal-Mart de Mexico SAB de CV	49,522,596	139,667,786

		1,474,803,970

Security	Shares	Value

Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	3,514,167	$6,744,349
Engro Fertilizers Ltd.	6,606,347	3,080,356
Fauji Fertilizer Co. Ltd.	6,434,640	4,011,995
Habib Bank Ltd.	5,566,016	4,648,917
Hub Power Co. Ltd. (The)	8,511,479	4,578,787
Lucky Cement Ltd.	1,586,129	4,545,848
MCB Bank Ltd.	4,069,900	4,868,743
National Bank of Pakistan(a)	5,582,314	1,599,477
Nishat Mills Ltd.	3,842,000	2,773,515
Oil & Gas Development Co. Ltd.	6,543,200	6,050,497
Pakistan Oilfields Ltd.	1,477,420	4,444,499
Pakistan State Oil Co. Ltd.	2,543,338	3,458,080
Searle Co. Ltd. (The)	1,288,975	1,388,911
United Bank Ltd./Pakistan	4,825,600	5,182,768

		57,376,742

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	2,070,604	31,411,063
Credicorp Ltd.	636,568	142,463,918
Southern Copper Corp.	809,098	27,290,876

		201,165,857

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	19,306,390	20,690,309
Aboitiz Power Corp.	13,635,100	9,541,250
Alliance Global Group Inc.	35,630,000	10,656,007
Ayala Corp.	2,573,445	45,340,311
Ayala Land Inc.	71,984,500	68,312,202
Bank of the Philippine Islands	8,465,623	13,113,674
BDO Unibank Inc.	18,669,806	49,393,862
Bloomberry Resorts Corp.	38,165,700	8,663,214
Cebu Air Inc.	3,104,800	5,357,106
Cosco Capital Inc.	32,531,200	4,253,423
D&L Industries Inc.	33,960,600	6,601,877
DMCI Holdings Inc.	40,011,200	8,115,613
DoubleDragon Properties Corp.(a)	4,062,000	1,978,007
Filinvest Land Inc.	132,786,000	4,353,138
First Gen Corp.	14,000,300	6,200,167
Globe Telecom Inc.	330,575	13,752,569
GT Capital Holdings Inc.	869,109	14,379,346
Integrated Micro-Electronics Inc.	6,445,300	1,262,839
International Container Terminal Services Inc.	9,331,650	24,330,523
JG Summit Holdings Inc.	27,917,413	33,504,535
Jollibee Foods Corp.	4,285,230	23,660,325
MacroAsia Corp.	4,756,100	1,914,804
Manila Electric Co.	1,932,190	14,261,482
Manila Water Co. Inc.	14,354,500	6,219,430
Megawide Construction Corp.	6,425,400	2,488,317
Megaworld Corp.	101,224,100	11,449,592
Metro Pacific Investments Corp.	144,517,000	12,467,677
Metropolitan Bank & Trust Co.	14,064,322	19,346,161
Petron Corp.	15,963,100	1,872,935
Pilipinas Shell Petroleum Corp.	1,667,700	1,338,035
PLDT Inc.	846,175	21,900,198
Robinsons Land Corp.	22,614,813	11,272,505
Security Bank Corp.	2,296,980	7,706,361
Semirara Mining & Power Corp.	7,448,600	3,141,604
SM Investments Corp.	2,257,302	40,765,677
SM Prime Holdings Inc.	94,573,696	72,161,828
Universal Robina Corp.	8,500,920	27,216,764
Vista Land & Lifescapes Inc.	49,775,300	6,851,607
Wilcon Depot Inc.	12,777,500	4,159,467

		639,994,741

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 1.1%
Alior Bank SA(a)	908,217	$12,482,945
Asseco Poland SA	716,678	9,533,195
Bank Handlowy w Warszawie SA	9,720	135,873
Bank Millennium SA(a)	6,003,909	14,956,830
Bank Polska Kasa Opieki SA	1,551,801	42,919,878
Budimex SA	135,558	4,735,558
CCC SA(b)	279,476	11,400,057
CD Projekt SA	674,650	36,493,673
Ciech SA	301,074	3,342,611
Cyfrowy Polsat SA(a)	2,528,203	17,176,946
Dino Polska SA(a)(d)	496,768	16,086,720
Enea SA(a)	2,251,435	4,928,888
Energa SA(a)	1,834,466	3,696,104
Eurocash SA(b)	854,751	4,296,506
Famur SA	683,340	862,724
Grupa Azoty SA(b)	476,723	4,946,487
Grupa Lotos SA	875,882	20,023,157
Jastrzebska Spolka Weglowa SA(a)	520,344	6,799,669
KGHM Polska Miedz SA(a)	1,380,415	34,137,113
KRUK SA(b)	174,505	7,299,906
LPP SA	12,547	23,957,060
Lubelski Wegiel Bogdanka SA(a)(b)	184,036	1,695,897
mBank SA	142,913	14,977,489
Orange Polska SA(a)	6,426,443	8,615,320
PGE Polska Grupa Energetyczna SA(a)	8,059,971	19,365,499
PLAY Communications SA(d)	1,096,867	7,486,523
Polski Koncern Naftowy ORLEN SA	2,841,067	71,574,876
Polskie Gornictwo Naftowe i Gazownictwo SA	16,483,155	24,028,235
Powszechna Kasa Oszczednosci Bank Polski SA	8,178,530	83,668,371
Powszechny Zaklad Ubezpieczen SA	5,673,060	61,182,303
Santander Bank Polska SA	330,437	31,413,256
Tauron Polska Energia SA(a)	11,011,874	4,549,165
Warsaw Stock Exchange	369,596	3,843,594

		612,612,428

Qatar — 1.0%
Al Meera Consumer Goods Co. QSC	110,662	4,312,096
Barwa Real Estate Co.	1,565,748	15,370,619
Commercial Bank PQSC (The)	1,992,069	25,302,599
Doha Bank QPSC	1,408,225	8,941,478
Ezdan Holding Group QSC(a)	1,353,177	2,756,677
Gulf International Services QSC(a)	931,166	4,863,350
Industries Qatar QSC	1,730,618	53,948,715
Masraf Al Rayan QSC	3,633,714	35,969,496
Medicare Group	74,975	1,205,299
Mesaieed Petrochemical Holding Co.	417,921	2,997,557
Ooredoo QPSC	815,926	14,375,202
Qatar Aluminum Manufacturing Co.	2,764,959	7,590,973
Qatar Electricity & Water Co. QSC	496,075	22,382,383
Qatar Fuel QSC	421,800	23,760,131
Qatar Gas Transport Co. Ltd.	2,529,188	14,841,776
Qatar Industrial Manufacturing Co. QSC	347,435	3,681,462
Qatar Insurance Co. SAQ	1,574,076	15,064,988
Qatar Islamic Bank SAQ	1,107,903	50,623,624
Qatar National Bank QPSC	4,307,476	221,439,838
Qatar National Cement Co. QSC	232,332	4,002,438
Qatar Navigation QSC	225,079	3,877,489

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	1,919,769	$7,160,418
Vodafone Qatar QSC	3,411,785	6,586,602

		551,055,210

Russia — 3.6%
Aeroflot PJSC	6,745,257	9,712,818
Alrosa PJSC	25,975,570	35,150,484
Credit Bank of Moscow PJSC(a)	30,630,601	2,802,500
Detsky Mir PJSC(d)	1,830,936	2,380,677
Gazprom PJSC	86,845,080	286,767,244
Gazprom PJSC, ADR	7,346,190	48,264,468
Inter RAO UES PJSC	393,614,505	24,254,503
LSR Group PJSC, GDR(f)	2,744,602	5,722,495
LUKOIL PJSC	3,986,699	322,436,608
M.Video PJSC(a)	1,419,712	9,249,527
Magnit PJSC, GDR(f)	3,389,256	47,398,745
Magnitogorsk Iron & Steel Works PJSC	27,031,157	18,530,137
Mechel PJSC, ADR(a)	1,085,611	1,975,812
MMC Norilsk Nickel PJSC	634,193	133,553,771
Mobile TeleSystems PJSC, ADR	4,729,411	36,983,994
Moscow Exchange MICEX-RTS PJSC	12,021,991	15,640,838
Novatek PJSC, GDR(f)	881,464	180,700,120
Novolipetsk Steel PJSC	13,030,938	34,471,111
PhosAgro PJSC, GDR(f)	1,088,811	14,012,998
Polymetal International PLC	1,000,000	10,713,399
Polymetal International PLC, New	278,626	2,996,220
Polyus PJSC	241,528	19,170,964
Raspadskaya OJSC(a)	1,730,760	3,608,116
Ros Agro PLC, GDR(f)	300,318	3,499,186
Rosneft Oil Co. PJSC	1,378,100	9,160,360
Rosneft Oil Co. PJSC, GDR(f)	9,282,846	61,860,886
Rostelecom PJSC	2,722,941	3,218,225
Safmar Financial Investment	487,438	3,784,793
Sberbank of Russia PJSC	14,908,356	53,379,770
Sberbank of Russia PJSC, ADR	21,916,160	316,688,512
Severstal PJSC	2,220,650	35,330,634
Sistema PJSFC, GDR(f)	937,008	2,574,898
Surgutneftegas PJSC	65,292,050	24,997,735
Surgutneftegas PJSC, ADR	125,703	473,398
Tatneft PJSC	14,729,848	169,252,067
Unipro PJSC	104,881,696	4,010,674
VTB Bank PJSC	2,703,690,000	1,523,442
VTB Bank PJSC, GDR(f)	12,467,565	14,387,570
X5 Retail Group NV, GDR(f)	1,157,749	34,168,403

		2,004,808,102

Saudi Arabia — 1.4%
Abdullah Al Othaim Markets Co.	222,314	4,594,061
Advanced Petrochemical Co.	478,602	7,082,649
Al Hammadi Co. for Development and Investment(a)	468,271	2,809,364
Al Rajhi Bank	5,751,050	105,502,750
Aldrees Petroleum and Transport Services Co.	174,891	1,622,837
Alinma Bank	3,475,277	22,332,363
Almarai Co. JSC	1,196,896	16,276,266
Arabian Cement Co./Saudi Arabia	297,621	2,035,538
Arriyadh Development Co.	550,662	2,126,091
Bank AlBilad	1,754,596	11,116,083
Bank Al-Jazira	1,947,273	7,570,291
Banque Saudi Fransi	2,279,678	24,344,689
Bupa Arabia for Cooperative Insurance Co.	135,126	3,170,661
City Cement Co.	747,261	2,454,772

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Co for Cooperative Insurance (The)(a)	312,406	$5,772,724
Dallah Healthcare Co.	169,659	2,255,123
Dar Al Arkan Real Estate Development Co.	2,587,240	6,967,649
Eastern Province Cement Co.	312,245	2,331,212
Emaar Economic City(a)	2,124,015	5,125,478
Etihad Etisalat Co.(a)	1,828,735	10,717,825
Fawaz Abdulaziz Al Hokair & Co.(a)	377,350	2,133,086
Herfy Food Services Co.	130,728	1,875,336
Jarir Marketing Co.	269,900	12,018,425
Leejam Sports Co. JSC	119,939	2,280,227
Mobile Telecommunications Co.(a)	1,289,951	3,687,196
Mouwasat Medical Services Co.	246,642	5,603,183
National Agriculture Development Co. (The)(a)	363,208	2,244,900
National Commercial Bank	5,666,055	82,338,981
National Industrialization Co.(a)	1,662,411	7,207,541
National Medical Care Co.	122,518	1,806,563
Qassim Cement Co. (The)	260,165	3,038,444
Rabigh Refining & Petrochemical Co.	1,155,044	5,845,517
Riyad Bank	5,666,187	40,037,318
Sahara International Petrochemical Co.	1,772,125	10,111,983
Samba Financial Group	4,626,161	43,173,473
Saudi Airlines Catering Co.	204,589	4,549,635
Saudi Arabian Fertilizer Co.	798,445	16,904,164
Saudi Arabian Mining Co.(a)	1,970,408	25,087,520
Saudi Basic Industries Corp.	3,565,469	106,288,596
Saudi British Bank (The)	1,074,242	11,056,499
Saudi Cement Co.	366,861	6,192,036
Saudi Electricity Co.	4,084,086	17,532,706
Saudi Industrial Investment Group	1,146,062	7,334,112
Saudi Kayan Petrochemical Co.(a)	3,565,931	11,143,683
Saudi Pharmaceutical Industries & Medical Appliances Corp.	369,927	2,525,133
Saudi Research & Marketing Group(a)	183,926	4,659,024
Saudi Telecom Co.	1,902,660	51,037,262
Saudia Dairy & Foodstuff Co.	91,818	2,839,972
Savola Group (The)	1,319,057	11,747,305
Seera Group Holding(a)	768,534	3,487,794
Southern Province Cement Co.	319,755	4,083,956
United Electronics Co.	118,060	2,121,734
United International Transportation Co.	245,408	2,159,389
Yamama Cement Co.(a)	653,834	2,960,284
Yanbu Cement Co.	411,307	3,284,665
Yanbu National Petrochemical Co.	1,074,242	18,217,444

		784,823,512

South Africa — 5.8%
Absa Group Ltd.	6,770,716	78,602,164
Adcock Ingram Holdings Ltd.(b)	775,307	3,206,147
Advtech Ltd.	6,494,940	6,357,746
AECI Ltd.	1,273,926	8,313,445
African Rainbow Minerals Ltd.	1,129,943	12,803,304
Alexander Forbes Group Holdings Ltd.	5,414,723	1,997,394
Anglo American Platinum Ltd.	531,130	26,735,459
AngloGold Ashanti Ltd.	3,969,108	53,079,577
Arrowhead Properties Ltd., Class A	7,572,145	1,908,966
Aspen Pharmacare Holdings Ltd.	3,737,200	25,143,147
Astral Foods Ltd.	411,806	4,681,986
Attacq Ltd.	6,240,683	5,568,708
AVI Ltd.	3,189,080	19,589,046
Barloworld Ltd.	2,014,489	18,281,583
Bid Corp. Ltd.	3,209,480	67,093,179

Security	Shares	Value

South Africa (continued)
Bidvest Group Ltd. (The)	2,682,074	$38,156,107
Blue Label Telecoms Ltd.(a)	6,667,441	1,731,268
Brait SE(a)	3,539,868	4,068,143
Capitec Bank Holdings Ltd.	422,812	38,315,495
Cashbuild Ltd.(b)	251,984	4,240,844
City Lodge Hotels Ltd.	475,276	3,558,653
Clicks Group Ltd.	2,509,326	32,866,439
Coronation Fund Managers Ltd.(b)	2,069,638	6,636,490
Curro Holdings Ltd.(b)	943,883	1,620,957
DataTec Ltd.(a)	1,781,198	4,392,582
Dis-Chem Pharmacies Ltd.(b)(d)	3,150,728	5,477,927
Discovery Ltd.	3,645,837	34,744,082
Emira Property Fund Ltd.	6,091,619	5,766,272
EOH Holdings Ltd.(a)(b)	1,755,979	2,322,006
Equites Property Fund Ltd.	3,067,728	4,254,675
Exxaro Resources Ltd.	2,352,128	27,448,360
Famous Brands Ltd.(a)	958,905	5,483,692
FirstRand Ltd.	31,796,183	146,121,562
Fortress REIT Ltd., Series A	12,233,951	16,765,744
Foschini Group Ltd. (The)	2,198,853	26,599,211
Gold Fields Ltd.	8,152,332	36,646,993
Grindrod Ltd.	5,480,809	2,688,166
Growthpoint Properties Ltd.	27,363,124	45,468,931
Harmony Gold Mining Co. Ltd.(a)	4,890,956	8,483,369
Hosken Consolidated Investments Ltd.	788,656	5,959,276
Hudaco Industries Ltd.	566,927	4,979,377
Hyprop Investments Ltd.	2,510,019	12,195,339
Impala Platinum Holdings Ltd.(a)	6,676,716	26,601,376
Imperial Logistics Ltd.	1,522,534	6,294,082
Investec Ltd.	2,692,388	15,848,238
JSE Ltd.	878,631	8,784,801
KAP Industrial Holdings Ltd.(b)	22,931,508	10,916,390
Kumba Iron Ore Ltd.	598,338	18,168,596
Liberty Holdings Ltd.	1,166,252	8,721,955
Life Healthcare Group Holdings Ltd.	13,024,285	20,711,812
Massmart Holdings Ltd.	1,119,012	5,177,088
MMI Holdings Ltd./South Africa	8,591,223	11,065,460
Mondi Ltd.	1,141,294	23,484,432
Motus Holdings Ltd.	1,532,337	9,054,551
Mr. Price Group Ltd.	2,424,428	32,833,658
MTN Group Ltd.(b)	16,177,728	114,063,679
MultiChoice Group Ltd.(a)	4,381,378	36,685,294
Murray & Roberts Holdings Ltd.	4,039,484	3,951,383
Nampak Ltd.(a)	6,868,833	5,001,520
Naspers Ltd., Class N	4,187,029	942,131,139
Nedbank Group Ltd.	3,451,331	62,129,885
NEPI Rockcastle PLC	3,602,893	30,456,604
Netcare Ltd.	10,776,329	13,768,828
Northam Platinum Ltd.(a)	3,501,965	13,545,983
Oceana Group Ltd.	724,668	3,595,588
Old Mutual Ltd.	47,520,364	68,681,330
Omnia Holdings Ltd.(b)	772,059	2,346,805
Pick n Pay Stores Ltd.	3,446,737	16,803,361
Pioneer Foods Group Ltd.	1,337,809	6,644,245
PPC Ltd.(a)(b)	16,551,397	5,446,072
PSG Group Ltd.	1,412,251	23,578,747
Rand Merchant Investment Holdings Ltd.	7,222,688	16,333,223
Redefine Properties Ltd.	49,531,448	30,860,397
Reinet Investments SCA	1,409,565	22,367,131
Remgro Ltd.	4,982,582	63,374,541

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Resilient REIT Ltd.(b)	2,815,150	$11,405,636
Reunert Ltd.	1,789,746	8,470,788
RMB Holdings Ltd.	7,126,019	40,320,810
Royal Bafokeng Platinum Ltd.(a)	1,040,767	2,037,565
SA Corporate Real Estate Ltd.(b)	23,600,426	4,733,865
Sanlam Ltd.	16,789,974	87,839,562
Sappi Ltd.	5,270,701	19,949,553
Sasol Ltd.	5,360,931	135,000,082
Shoprite Holdings Ltd.	4,464,109	52,744,410
Sibanye Gold Ltd.(a)(b)	17,567,571	16,605,171
SPAR Group Ltd. (The)	1,788,209	23,522,180
Standard Bank Group Ltd.	12,107,398	165,299,354
Steinhoff International Holdings NV, Class H(a)(b)	36,059,283	3,319,213
Sun International Ltd./South Africa(a)	884,028	3,279,238
Super Group Ltd./South Africa(a)	3,646,375	8,691,686
Telkom SA SOC Ltd.	2,692,546	16,964,473
Tiger Brands Ltd.	1,552,172	23,456,110
Tongaat Hulett Ltd.	1,269,021	1,455,789
Trencor Ltd.	2,160,507	3,613,831
Truworths International Ltd.	4,194,092	20,642,740
Tsogo Sun Holdings Ltd.	5,048,435	7,431,768
Vodacom Group Ltd.	6,027,066	49,185,330
Vukile Property Fund Ltd.(b)	6,767,071	9,622,419
Wilson Bayly Holmes-Ovcon Ltd.	598,191	4,520,076
Woolworths Holdings Ltd./South Africa	9,491,694	29,829,641
Zeder Investments Ltd.	16,389,212	3,951,649

		3,293,674,944

South Korea — 11.9%
Kolmar Korea Co. Ltd.(b)	132,380	7,036,404
ABLBio Inc.(a)	247,874	6,754,145
Advanced Process Systems Corp.(b)	117,639	2,341,124
Aekyung Industrial Co. Ltd.(b)	66,053	2,396,078
AfreecaTV Co. Ltd.	78,612	4,310,491
Ahnlab Inc.(b)	69,024	3,645,654
AK Holdings Inc.	61,609	2,449,564
Amicogen Inc.(a)	150,040	3,414,295
Amorepacific Corp.(b)	306,546	46,075,854
AMOREPACIFIC Group	279,959	15,233,305
Ananti Inc.(a)(b)	496,232	6,104,458
Anterogen Co. Ltd.(a)(b)	52,903	2,434,364
Aprogen pharmaceuticals Inc.(a)	480,393	744,248
Asia Cement Co. Ltd.(b)	15,092	1,145,618
Asiana Airlines Inc.(a)	1,162,308	5,855,948
ATGen Co. Ltd.(a)(b)	359,502	4,196,052
BGF retail Co. Ltd.	75,276	11,788,541
BH Co. Ltd.(a)(b)	228,378	3,375,139
Binex Co. Ltd.(a)	294,384	2,607,903
Binggrae Co. Ltd.(b)	70,415	4,286,747
BNK Financial Group Inc.	2,521,717	14,610,670
Boditech Med Inc.(b)	312,141	2,791,420
Bukwang Pharmaceutical Co. Ltd.	383,419	5,940,113
Cafe24 Corp.(a)	65,033	3,451,243
Caregen Co. Ltd.(a)(b)(e)	51,993	2,971,330
Celltrion Healthcare Co. Ltd.(a)(b)	484,692	23,158,095
Celltrion Inc.(a)(b)	838,088	133,711,244
Celltrion Pharm Inc.(a)(b)	150,481	6,456,948
Chabiotech Co. Ltd.(a)	330,643	4,608,845
Cheil Worldwide Inc.	659,982	14,630,552
Chong Kun Dang Pharmaceutical Corp.	62,354	4,822,238
CJ CGV Co. Ltd.(b)	157,513	4,682,140

Security	Shares	Value

South Korea (continued)
CJ CheilJedang Corp.	75,172	$17,705,723
CJ Corp.	137,857	11,749,505
CJ ENM Co. Ltd.	103,786	16,697,790
CJ Freshway Corp.(b)	70,028	1,631,772
CJ Logistics Corp.(a)(b)	83,082	11,127,365
CMG Pharmaceutical Co. Ltd.(a)(b)	846,663	2,666,039
Com2uSCorp.	98,364	8,069,664
Cosmax Inc.(b)	73,821	6,942,608
COSMAX NBT Inc.(b)	145,267	1,463,770
CrystalGenomics Inc.(a)	380,255	4,965,123
Cuckoo Holdings Co. Ltd.(b)	12,415	1,370,873
Cuckoo Homesys Co. Ltd.(b)	52,775	2,171,446
Dae Hwa Pharmaceutical Co. Ltd.	125,221	1,724,431
Daea TI Co. Ltd.	591,864	2,758,288
Daeduck Electronics Co.(b)	688,657	6,678,972
Daekyo Co. Ltd.	438,588	2,217,063
Daelim Industrial Co. Ltd.	261,184	22,699,256
Daesang Corp.	198,166	4,160,005
Daewoo Engineering & Construction Co. Ltd.(a)(b)	1,708,579	6,893,712
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	354,616	8,873,589
Daewoong Co. Ltd.	199,792	3,028,168
Daewoong Pharmaceutical Co. Ltd.(b)	44,459	5,711,837
Daishin Securities Co. Ltd.	425,382	4,750,676
Daou Technology Inc.	320,662	5,533,298
DB HiTek Co. Ltd.	381,269	4,674,219
DB Insurance Co. Ltd.	460,692	23,790,879
Dentium Co. Ltd.(b)	71,295	4,112,828
DGB Financial Group Inc.	1,547,696	10,500,784
DIO Corp.(a)	113,242	3,456,501
Dong-A Socio Holdings Co. Ltd.	44,400	3,612,696
Dong-A ST Co. Ltd.	54,217	4,479,766
DongKook Pharmaceutical Co. Ltd.	72,632	3,561,767
Dongkuk Steel Mill Co. Ltd.(a)(b)	606,618	3,239,643
Dongsuh Cos. Inc.	338,569	5,373,209
Dongsung Pharmaceutical Co. Ltd.(a)(b)	177,834	2,620,696
Dongwon F&B Co. Ltd.	9,849	2,216,418
Dongwon Industries Co. Ltd.	16,240	3,429,641
Doosan Bobcat Inc.	449,101	12,708,627
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	1,266,833	6,648,506
Doosan Infracore Co. Ltd.(a)(b)	1,321,447	7,268,014
DoubleUGames Co. Ltd.(b)	93,160	5,288,115
Douzone Bizon Co. Ltd.(b)	194,591	10,718,927
E1 Corp.(b)	36,885	1,793,300
Ecopro Co. Ltd.(a)(b)	194,359	4,145,368
E-MART Inc.	198,490	24,000,806
Enzychem Lifesciences Corp.(a)(b)	63,970	4,136,107
Eo Technics Co Ltd.(b)	91,182	4,448,463
Esmo Corp.(a)(b)	435,758	1,994,190
Eugene Corp.(b)	417,276	1,976,183
F&F Co. Ltd.(b)	57,917	3,856,594
Feelux Co. Ltd.(a)(b)	443,713	2,369,649
Fila Korea Ltd.	483,758	31,684,544
Foosung Co. Ltd.(a)(b)	636,021	3,839,945
Gamevil Inc.(a)	42,547	1,532,678
GemVax & Kael Co. Ltd.(a)(b)	322,334	4,384,760
Genexine Co. Ltd.(a)	138,955	7,630,915
Grand Korea Leisure Co. Ltd.	307,049	5,182,370
Green Cross Cell Corp.	64,677	2,441,205

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Green Cross Corp./South Korea	60,215	$6,320,325
Green Cross Holdings Corp.	281,235	5,053,681
Green Cross LabCell Corp.(b)	56,795	1,776,483
GS Engineering & Construction Corp.	559,002	18,846,192
GS Holdings Corp.	455,056	19,143,762
GS Home Shopping Inc.	33,768	4,706,934
GS Retail Co. Ltd.	253,332	7,232,587
G-treeBNT Co. Ltd.(a)(b)	220,916	5,518,726
Halla Holdings Corp.	93,133	3,128,155
Hana Financial Group Inc.	2,829,313	86,240,710
Hana Tour Service Inc.(b)	96,602	4,777,780
Hanall Biopharma Co. Ltd.(a)(b)	281,590	6,490,592
Hancom Inc.	240,202	2,480,884
Handok Inc.	70,140	1,546,037
Handsome Co. Ltd.	155,100	5,339,743
Hanil Cement Co. Ltd./New(b)	23,523	2,617,178
Hanil Holdings Co. Ltd.(b)	23,504	1,014,448
Hanjin Kal Corp.(b)	436,642	15,637,569
Hanjin Transportation Co. Ltd.(b)	82,061	3,200,717
Hankook Shell Oil Co. Ltd.(b)	11,309	3,024,533
Hankook Technology Group Co. Ltd.(b)	298,078	4,042,287
Hankook Tire & Technology Co. Ltd.	696,049	20,456,558
Hanmi Pharm Co. Ltd.	60,787	20,851,028
Hanmi Science Co. Ltd.	125,418	7,256,109
Hanon Systems	1,752,022	17,065,627
Hansae Co. Ltd.(b)	172,810	3,243,180
Hansol Chemical Co. Ltd.	91,720	6,361,636
Hanssem Co. Ltd.	102,846	7,021,060
Hanwha Aerospace Co. Ltd.(a)	358,118	8,991,291
Hanwha Chemical Corp.	1,015,406	17,606,964
Hanwha Corp.	368,936	7,915,287
Hanwha General Insurance Co. Ltd.	642,344	2,200,658
Hanwha Investment & Securities Co. Ltd.(a)(b)	1,702,760	3,152,730
Hanwha Life Insurance Co. Ltd.	2,676,420	7,214,131
Harim Holdings Co. Ltd.	291,907	2,818,818
HDC Holdings Co. Ltd.(b)	341,717	4,332,796
HDC Hyundai Development Co-Engineering & Construction, Class E	253,754	9,130,371
Helixmith Co. Ltd.(a)(b)	138,384	22,635,992
Hite Jinro Co. Ltd.	290,250	4,874,465
HLB Inc.(a)(b)	322,397	19,004,341
HLB Life Science Co. Ltd.(a)(b)	336,655	4,353,419
Hotel Shilla Co. Ltd.(b)	297,275	23,614,254
HS Industries Co. Ltd.(b)	412,875	3,414,912
Huchems Fine Chemical Corp.	197,397	3,414,542
Hugel Inc.(a)(b)	24,367	8,178,260
Huons Co. Ltd.(b)	61,967	2,903,484
Huons Global Co. Ltd.(b)	69,025	2,106,859
Hy-Lok Corp.	123,628	1,655,778
Hyosung Advanced Materials Corp.(a)(b)	28,301	2,614,082
Hyosung Chemical Corp.(b)	22,258	2,756,785
Hyosung Corp.	89,463	5,611,627
Hyosung Heavy Industries Corp.(a)	64,947	1,818,778
Hyosung TNC Co. Ltd.	25,325	2,987,793
Hyundai Construction Equipment Co. Ltd.(b)	118,670	4,055,646
Hyundai Department Store Co. Ltd.	129,349	9,188,786
Hyundai Electric & Energy System Co. Ltd.(a)(b)	115,114	1,773,736
Hyundai Elevator Co. Ltd.(b)	155,952	10,489,340
Hyundai Engineering & Construction Co. Ltd.	741,166	31,989,195
Hyundai Glovis Co. Ltd.	178,604	24,370,770

Security	Shares	Value

South Korea (continued)
Hyundai Greenfood Co. Ltd.	461,860	$4,712,066
Hyundai Heavy Industries Co. Ltd.(a)(b)	368,596	36,367,478
Hyundai Heavy Industries Holdings Co. Ltd.	92,584	24,566,751
Hyundai Home Shopping Network Corp.	67,345	5,168,640
Hyundai Livart Furniture Co. Ltd.(b)	142,006	2,170,215
Hyundai Marine & Fire Insurance Co. Ltd.	584,518	15,092,727
Hyundai Merchant Marine Co. Ltd.(a)(b)	2,625,419	7,186,889
Hyundai Mipo Dockyard Co. Ltd.(b)	221,936	8,954,593
Hyundai Mobis Co. Ltd.	647,383	117,962,978
Hyundai Motor Co.	1,420,318	160,410,422
Hyundai Rotem Co. Ltd.(a)(b)	444,177	7,161,137
Hyundai Steel Co.	751,376	25,741,994
Hyundai Wia Corp.(b)	152,279	5,012,458
Il Dong Pharmaceutical Co. Ltd.	126,701	2,069,304
Iljin Materials Co. Ltd.(a)(b)	214,871	6,269,852
Ilyang Pharmaceutical Co. Ltd.(a)	207,388	4,405,841
InBody Co. Ltd.(b)	128,263	2,773,341
Industrial Bank of Korea	2,253,303	26,205,598
Innocean Worldwide Inc.(b)	90,548	5,269,104
Innox Advanced Materials Co. Ltd.(a)	74,782	3,102,050
Inscobee Inc.(a)	844,743	2,333,701
iNtRON Biotechnology Inc.(a)(b)	254,731	3,625,569
IS Dongseo Co. Ltd.	153,097	4,531,589
It’s Hanbul Co. Ltd.(b)	69,727	1,411,051
Jayjun Cosmetic Co. Ltd.(a)(b)	260,200	1,391,783
JB Financial Group Co. Ltd.	1,209,749	5,668,318
Jcontentree Corp.(a)	444,376	1,815,341
Jeil Pharmaceutical Co. Ltd.	61,347	1,836,443
Jejuair Co. Ltd.	81,673	2,328,322
Jenax Inc.(a)(b)	182,144	2,515,970
Jusung Engineering Co. Ltd.	485,257	2,522,244
JW Holdings Corp.	421,248	2,150,632
JW Pharmaceutical Corp.	139,054	3,666,383
JYP Entertainment Corp.	241,017	5,160,747
Kakao Corp.	479,474	50,125,546
Kangwon Land Inc.	1,110,816	28,961,992
KB Financial Group Inc.	3,763,046	138,400,718
KCC Corp.	56,343	12,206,310
KEPCO Engineering & Construction Co. Inc.	146,458	2,631,792
KEPCO Plant Service & Engineering Co. Ltd.	219,696	5,820,311
Kginicis Co. Ltd.	176,370	1,925,275
Kia Motors Corp.	2,491,986	82,340,792
KISWIRE Ltd.	107,208	2,043,515
KIWOOM Securities Co. Ltd.(b)	119,265	7,891,579
KMW Co. Ltd.(a)	237,877	7,670,230
Koh Young Technology Inc.(b)	109,146	8,321,821
Kolmar BNH Co. Ltd.	88,076	1,771,282
Kolmar Korea Holdings Co. Ltd.(b)	92,156	2,375,673
Kolon Corp.(b)	80,840	1,204,895
Kolon Industries Inc.	169,441	5,797,901
Kolon Life Science Inc.(a)(b)	78,419	1,435,498
Komipharm International Co. Ltd.(a)(b)	390,473	7,098,615
Korea Aerospace Industries Ltd.	709,030	19,736,623
Korea Electric Power Corp.(a)	2,429,889	53,049,890
Korea Gas Corp.	252,322	8,750,440
Korea Investment Holdings Co. Ltd.	399,840	24,308,016
Korea Line Corp.(a)	135,953	2,745,545
Korea Petrochemical Ind. Co Ltd.	35,489	4,008,120
Korea REIT Co. Ltd.(b)	1,874,668	3,659,924
Korea Zinc Co. Ltd.	80,153	29,412,093

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.	427,915	$11,336,568
Korean Reinsurance Co.	914,816	6,452,645
KT Skylife Co. Ltd.	323,599	2,812,369
KT&G Corp.	1,096,133	92,962,829
Kumho Industrial Co. Ltd.(b)	209,370	2,426,153
Kumho Petrochemical Co. Ltd.	172,345	13,864,011
Kumho Tire Co. Inc.(a)(b)	1,020,302	3,281,347
Kwang Dong Pharmaceutical Co. Ltd.	536,845	3,096,923
Kyung Dong Navien Co. Ltd.(b)	54,818	2,071,383
L&F Co. Ltd.(b)	147,176	3,213,180
LEENO Industrial Inc.	92,683	4,591,735
LegoChem Biosciences Inc.(a)	75,656	3,322,537
LF Corp.	193,015	3,517,025
LG Chem Ltd.	435,114	121,666,775
LG Corp.	888,506	54,687,623
LG Display Co. Ltd.(a)(b)	2,192,360	31,479,852
LG Electronics Inc.	1,005,858	66,387,135
LG Hausys Ltd.	74,163	3,443,794
LG Household & Health Care Ltd.	88,780	95,273,188
LG Innotek Co. Ltd.	135,930	10,809,112
LG International Corp.	326,428	4,317,106
LG Uplus Corp.	996,633	11,674,389
LIG Nex1 Co. Ltd.	97,039	2,725,632
Lock&Lock Co. Ltd.	206,737	2,647,359
Lotte Chemical Corp.	162,657	35,238,480
Lotte Chilsung Beverage Co. Ltd.	28,724	4,124,447
Lotte Confectionery Co. Ltd.(b)	22,148	2,975,632
Lotte Corp.(b)	269,900	9,564,010
LOTTE Fine Chemical Co. Ltd.	184,095	7,760,155
Lotte Food Co. Ltd.	4,963	2,229,578
LOTTE Himart Co. Ltd.	87,844	3,164,420
Lotte Shopping Co. Ltd.	105,070	14,116,383
Lotte Tour Development Co. Ltd.(a)(b)	134,361	1,370,800
LS Corp.	188,270	7,256,355
LS Industrial Systems Co. Ltd.	159,282	6,480,152
Maeil Dairies Co. Ltd.	40,983	3,093,771
Mando Corp.(b)	308,035	7,371,734
Medipost Co. Ltd.(a)	165,908	4,618,230
Medy-Tox Inc.	42,301	15,920,151
MeereCo. Inc.(b)	41,953	1,696,227
Meritz Financial Group Inc.	303,428	3,579,783
Meritz Fire & Marine Insurance Co. Ltd.	478,672	8,782,419
Meritz Securities Co. Ltd.	2,838,626	11,202,907
Mezzion Pharma Co. Ltd.(a)(b)	63,477	5,980,451
Mirae Asset Daewoo Co. Ltd.(b)	3,771,917	23,627,929
Mirae Asset Life Insurance Co. Ltd.	550,614	2,145,309
Modetour Network Inc.(b)	171,037	2,951,390
Muhak Co. Ltd.(b)	221,372	1,970,395
Namhae Chemical Corp.(b)	241,809	1,991,894
Namyang Dairy Products Co. Ltd.	6,497	3,115,112
Naturecell Co. Ltd.(a)(b)	427,938	3,809,004
NAVER Corp.	1,342,308	125,675,827
NCSoft Corp.	156,700	62,764,212
Netmarble Corp.(a)(b)(d)	249,333	23,972,314
Nexen Corp.(b)	560,854	2,929,307
Nexen Tire Corp.	345,086	2,874,509
NH Investment & Securities Co. Ltd.	1,326,488	15,037,021
NHN Corp.(a)	102,199	6,213,123
NICE Holdings Co. Ltd.	223,419	4,014,751
NICE Information Service Co. Ltd.	380,532	4,633,230

Security	Shares	Value

South Korea (continued)
Nong Shim Holdings Co. Ltd.(b)	39,929	$2,675,568
NongShim Co. Ltd.	29,086	5,898,286
NS Shopping Co. Ltd.(b)	232,571	2,480,184
OCI Co. Ltd.(b)	183,672	13,926,931
Orange Life Insurance Ltd.(d)	316,640	9,651,551
Orion Corp./Republic of Korea	225,535	16,286,850
Orion Holdings Corp.	209,811	2,898,137
Oscotec Inc.(a)(b)	199,087	4,020,524
Osstem Implant Co. Ltd.(a)	113,364	6,806,219
Ottogi Corp.	12,346	7,370,901
Pan Ocean Co. Ltd.(a)	2,474,708	9,008,195
Paradise Co. Ltd.(b)	457,162	5,911,743
Partron Co. Ltd.	457,239	6,354,274
Pearl Abyss Corp.(a)(b)	63,436	10,530,941
Peptron Inc.(a)(b)	172,465	2,939,827
Pharmicell Co. Ltd.(a)	545,314	4,176,055
Poongsan Corp.	217,056	4,501,875
POSCO	739,896	147,556,722
POSCO Chemical Co. Ltd.(b)	222,358	10,157,255
Posco ICT Co. Ltd.	601,861	2,718,962
Posco International Corp.	471,105	6,804,103
Prostemics Co. Ltd.(a)(b)	306,025	1,297,696
RFHIC Corp.(b)	115,546	2,537,180
S&T Motiv Co. Ltd.	87,050	3,040,793
S-1 Corp.	155,737	12,554,162
Sam Chun Dang Pharm Co. Ltd.(b)	127,477	4,249,590
Samchully Co. Ltd.	32,756	2,530,483
Samjin Pharmaceutical Co. Ltd.(b)	107,895	2,944,485
Samsung Biologics Co. Ltd.(a)(b)(d)	158,492	39,925,770
Samsung C&T Corp.	799,267	61,946,716
Samsung Card Co. Ltd.	244,049	7,541,358
Samsung Electro-Mechanics Co. Ltd.(b)	532,969	42,605,298
Samsung Electronics Co. Ltd.	45,548,056	1,625,486,926
Samsung Engineering Co. Ltd.(a)	1,493,541	20,943,937
Samsung Fire & Marine Insurance Co. Ltd.	288,126	65,565,661
Samsung Heavy Industries Co. Ltd.(a)	4,172,317	27,502,467
Samsung Life Insurance Co. Ltd.	652,021	44,238,221
Samsung SDI Co. Ltd.	523,350	96,021,475
Samsung SDS Co. Ltd.	332,064	57,718,740
Samsung Securities Co. Ltd.	570,027	16,920,358
Samwha Capacitor Co. Ltd.(b)	75,936	3,360,339
Samyang Corp.(b)	58,232	2,537,779
Samyang Foods Co. Ltd.(b)	30,433	1,845,044
Samyang Holdings Corp.	44,185	2,686,199
Sangsangin Co. Ltd.(a)(b)	314,774	5,999,975
Seah Besteel Corp.	148,123	2,133,101
Sebang Global Battery Co. Ltd.	93,469	3,268,943
Seegene Inc.(a)	233,910	5,745,123
Seobu T&D(a)	298,775	2,122,459
Seoul Semiconductor Co. Ltd.	366,940	5,731,030
SFA Engineering Corp.	173,288	5,791,303
Shinhan Financial Group Co. Ltd.	4,227,825	157,802,352
Shinsegae Food Co. Ltd.(b)	27,820	2,167,853
Shinsegae Inc.	70,453	17,629,519
Shinsegae International Inc.(b)	26,878	6,026,053
Silicon Works Co. Ltd.(b)	111,085	4,006,298
SillaJen Inc.(a)(b)	576,374	26,619,002
Sindoh Co. Ltd.	92,967	3,610,483
SK Chemicals Co. Ltd.(b)	92,140	4,402,356
SK D&D Co. Ltd.(b)	51,355	1,274,280

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Discovery Co. Ltd.	117,794	$2,408,501
SK Gas Ltd.(b)	43,654	2,917,842
SK Holdings Co. Ltd.	326,643	63,496,393
SK Hynix Inc.	5,200,658	285,164,974
SK Innovation Co. Ltd.	520,040	72,051,894
SK Materials Co. Ltd.(b)	47,339	6,054,018
SK Networks Co. Ltd.	1,384,174	5,608,061
SK Telecom Co. Ltd.	185,478	39,014,392
SKC Co. Ltd.	210,152	5,373,355
SKCKOLONPI Inc.(b)	156,241	3,614,442
SL Corp.	141,680	2,653,005
SM Entertainment Co. Ltd.(a)	183,161	6,582,661
S-Oil Corp.	422,166	29,600,186
Songwon Industrial Co. Ltd.(b)	161,351	2,926,511
Soulbrain Co. Ltd.	104,356	4,004,592
SPC Samlip Co. Ltd.	22,579	1,839,082
Ssangyong Motor Co.(a)	655,653	2,232,490
STCUBE(a)	228,764	3,380,843
Sungwoo Hitech Co. Ltd.	626,782	2,065,765
Taekwang Industrial Co. Ltd.	4,161	4,619,063
Taeyoung Engineering & Construction Co. Ltd.	371,429	4,366,451
Taihan Fiberoptics Co. Ltd.(a)(b)	620,681	2,282,797
Tego Science Inc.(a)(b)	57,382	1,416,602
Telcon RF Pharmaceutical Inc.(a)(b)	749,963	4,357,834
Tera Resource Co. Ltd.(a)(e)	49,111	—
Theragen Etex Co. Ltd.(a)(b)	266,933	1,981,432
Tokai Carbon Korea Co. Ltd.(b)	46,148	2,251,405
Tongyang Inc.	2,212,963	3,168,278
Tongyang Life Insurance Co. Ltd.	559,107	1,868,541
Toptec Co. Ltd.(b)	227,936	1,693,873
Value Added Technology Co. Ltd.(b)	115,002	2,428,668
Vieworks Co. Ltd.	87,808	2,329,946
Webzen Inc.(a)	170,983	2,275,658
Wemade Co. Ltd.(b)	90,906	2,629,702
Wonik Holdings Co. Ltd.(a)(b)	692,109	2,147,403
WONIK IPS Co. Ltd.	302,677	5,616,896
Woongjin Coway Co. Ltd.	489,866	32,948,414
Woori Financial Group Inc.(b)	4,476,303	52,246,714
Woori Investment Bank Co. Ltd.(a)(b)	2,585,560	1,565,361
YG Entertainment Inc.(b)	105,962	2,722,678
Youlchon Chemical Co. Ltd.	139,493	1,534,435
Youngone Corp.	203,239	6,587,476
Youngone Holdings Co. Ltd.	80,586	4,060,089
Yuanta Securities Korea Co. Ltd.(a)(b)	1,146,470	2,916,957
Yuhan Corp.	85,077	17,681,214
Yungjin Pharmaceutical Co. Ltd.(a)(b)	1,053,792	4,857,938
Yuyang DNU Co. Ltd.(a)(b)	517,714	3,369,119

		6,717,798,337

Taiwan — 11.8%
AcBel Polytech Inc.(b)	7,075,000	4,408,936
Accton Technology Corp.(b)	4,600,000	17,825,227
Acer Inc.(b)	27,874,872	16,797,669
A-DATA Technology Co. Ltd.(b)	2,590,820	3,462,622
Advanced Ceramic X Corp.(b)	431,000	2,944,911
Advantech Co. Ltd.(b)	3,228,165	27,060,932
Airtac International Group(b)	1,171,880	12,084,868
AmTRAN Technology Co. Ltd.(a)	8,302,000	2,783,747
Arcadyan Technology Corp.	1,200,000	3,340,451
Ardentec Corp.	4,606,546	3,963,560
ASE Technology Holding Co. Ltd.(b)	34,208,222	64,710,215

Security	Shares	Value

Taiwan (continued)
Asia Cement Corp.(b)	21,707,050	$30,968,381
Asia Optical Co. Inc.(b)	2,369,000	5,515,489
Asia Pacific Telecom Co. Ltd.(a)	25,196,000	5,786,412
ASMedia Technology Inc.(b)	262,000	4,657,778
Asustek Computer Inc.	6,608,000	45,359,779
AU Optronics Corp.(b)	79,283,000	23,324,062
Bank of Kaohsiung Co. Ltd.(b)	24,717,303	7,599,911
BES Engineering Corp.(b)	17,005,000	4,513,150
Bizlink Holding Inc.(b)	1,075,926	6,653,809
Brighton-Best International Taiwan Inc.(b)	4,885,000	5,485,726
Capital Securities Corp.	28,105,050	8,223,700
Career Technology MFG. Co. Ltd.(b)	3,598,000	3,317,729
Casetek Holdings Ltd.(b)	1,965,485	2,744,995
Catcher Technology Co. Ltd.(b)	6,227,000	37,819,976
Cathay Financial Holding Co. Ltd.(b)	70,950,078	91,570,207
Cathay Real Estate Development Co. Ltd.(b)	7,647,900	7,064,252
Center Laboratories Inc.(b)	2,590,898	6,204,222
Century Iron & Steel Industrial Co. Ltd.(b)	1,125,000	2,327,402
Chailease Holding Co. Ltd.	11,575,803	42,659,741
Chang Hwa Commercial Bank Ltd.	53,771,768	33,934,259
Charoen Pokphand Enterprise	1,524,000	3,114,287
Cheng Loong Corp.	8,773,000	5,383,826
Cheng Shin Rubber Industry Co. Ltd.(b)	17,972,650	22,798,047
Cheng Uei Precision Industry Co. Ltd.	3,614,000	3,664,016
Chicony Electronics Co. Ltd.	4,952,787	11,734,717
Chilisin Electronics Corp.(b)	1,952,000	5,125,061
China Airlines Ltd.	25,241,000	7,776,903
China Bills Finance Corp.	16,124,000	7,574,263
China Development Financial Holding Corp.	123,094,000	36,212,707
China General Plastics Corp.(b)	3,580,000	2,491,420
China Life Insurance Co. Ltd./Taiwan	23,760,499	18,339,460
China Man-Made Fiber Corp.	13,931,535	4,063,227
China Metal Products(b)	3,360,146	3,757,411
China Motor Corp.(b)	6,038,000	5,262,061
China Petrochemical Development Corp.(a)(b)	26,894,900	9,741,292
China Steel Chemical Corp.(b)	1,932,000	8,067,189
China Steel Corp.(b)	108,271,529	83,226,513
Chin-Poon Industrial Co. Ltd.(b)	3,776,000	3,846,175
Chipbond Technology Corp.	5,577,000	10,285,144
ChipMOS Technologies Inc.(b)	5,020,000	3,699,992
Chlitina Holding Ltd.(b)	460,000	3,790,589
Chong Hong Construction Co. Ltd.	1,854,122	5,307,965
Chroma ATE Inc.(b)	3,428,000	14,096,955
Chung Hung Steel Corp.(a)(b)	7,775,000	2,557,849
Chunghwa Precision Test Tech Co. Ltd.(b)	204,000	2,474,781
Chunghwa Telecom Co. Ltd.	35,819,000	127,469,751
Cleanaway Co. Ltd.(b)	773,000	4,132,448
Clevo Co.(b)	4,788,175	4,241,009
CMC Magnetics Corp.(a)(b)	17,284,566	3,783,604
Compal Electronics Inc.	36,886,000	22,927,953
Compeq Manufacturing Co. Ltd.(b)	9,937,000	7,276,917
Concraft Holding Co. Ltd.(b)	607,300	2,699,111
Continental Holdings Corp.	9,365,600	5,036,463
Coretronic Corp.	3,905,200	5,003,103
CSBC Corp. Taiwan(a)(b)	2,492,715	2,085,641
CTBC Financial Holding Co. Ltd.(b)	171,079,599	113,376,595
CTCI Corp.(b)	5,780,000	8,566,010
Cub Elecparts Inc.(b)	501,079	4,358,932
Darfon Electronics Corp.(b)	1,921,000	2,634,254
Darwin Precisions Corp.(b)	4,195,000	2,541,218

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	18,460,000	$83,212,337
Depo Auto Parts Ind. Co. Ltd.(b)	1,038,000	2,275,473
E Ink Holdings Inc.	8,332,000	8,434,132
E.Sun Financial Holding Co. Ltd.	96,756,999	83,863,718
Eclat Textile Co. Ltd.(b)	1,753,683	22,772,222
Egis Technology Inc.	588,000	4,203,654
Elan Microelectronics Corp.	2,700,100	6,209,483
Elite Material Co. Ltd.(b)	2,631,000	7,149,163
Elite Semiconductor Memory Technology Inc.(b)	4,237,000	4,034,281
eMemory Technology Inc.	659,000	7,775,627
Ennoconn Corp.(b)	586,384	3,913,864
Epistar Corp.(b)	10,520,000	7,903,519
Eternal Materials Co. Ltd.	10,339,915	8,700,411
Eva Airways Corp.	20,856,081	9,929,111
Evergreen Marine Corp. Taiwan Ltd.	23,052,544	8,823,591
Everlight Chemical Industrial Corp.(b)	9,871,781	5,324,282
Everlight Electronics Co. Ltd.(b)	4,362,000	3,911,829
Far Eastern Department Stores Ltd.	10,207,167	5,666,612
Far Eastern International Bank(b)	25,969,265	9,898,921
Far Eastern New Century Corp.	28,986,916	30,075,788
Far EasTone Telecommunications Co. Ltd.	14,717,000	36,545,180
Faraday Technology Corp.(b)	2,301,000	3,195,378
Farglory Land Development Co. Ltd.	2,483,782	3,119,214
Feng Hsin Steel Co. Ltd.	4,495,000	9,114,417
Feng TAY Enterprise Co. Ltd.	3,078,506	23,274,431
Firich Enterprises Co. Ltd.	2,762,041	3,678,353
First Financial Holding Co. Ltd.	93,545,512	66,876,349
FLEXium Interconnect Inc.(b)	2,942,616	7,325,706
Formosa Chemicals & Fibre Corp.	33,342,210	113,381,972
Formosa Petrochemical Corp.(b)	11,473,000	42,099,423
Formosa Plastics Corp.(b)	42,271,800	147,759,079
Formosa Taffeta Co. Ltd.	5,448,000	6,703,905
Foxconn Technology Co. Ltd.	8,672,424	16,871,620
Foxsemicon Integrated Technology Inc.(b)	773,000	2,836,473
Fubon Financial Holding Co. Ltd.(b)	62,143,000	85,019,684
Fusheng Precision Co. Ltd.	695,000	3,924,318
General Interface Solution Holding Ltd.(b)	2,372,000	7,503,361
Genius Electronic Optical Co. Ltd.(b)	632,000	6,397,469
Getac Technology Corp.	3,917,000	5,228,862
Giant Manufacturing Co. Ltd.	2,829,000	20,090,486
Gigabyte Technology Co. Ltd.(b)	5,199,000	7,524,057
Ginko International Co. Ltd.	451,000	2,789,102
Global Unichip Corp.(b)	784,000	5,666,872
Globalwafers Co. Ltd.(b)	2,107,000	20,328,509
Goldsun Building Materials Co. Ltd.(b)	17,514,000	4,842,147
Gourmet Master Co. Ltd.(b)	898,471	4,916,899
Grand Pacific Petrochemical(b)	9,062,000	6,034,167
Grape King Bio Ltd.(b)	1,096,000	7,523,353
Great Wall Enterprise Co. Ltd.(b)	6,709,895	8,182,411
Greatek Electronics Inc.	3,505,000	4,584,634
HannStar Display Corp.(b)	26,110,640	5,748,677
Highwealth Construction Corp.(b)	6,466,230	9,981,875
Hiwin Technologies Corp.(b)	2,158,890	16,287,711
Holtek Semiconductor Inc.	1,633,000	3,466,170
Holy Stone Enterprise Co. Ltd.(b)	1,324,330	4,071,961
Hon Hai Precision Industry Co. Ltd.	118,864,928	277,868,507
Hota Industrial Manufacturing Co. Ltd.(b)	2,018,216	5,873,495
Hotai Motor Co. Ltd.(b)	2,811,000	44,993,784
Hsin Kuang Steel Co. Ltd.(b)	2,199,000	2,156,394
HTC Corp.(a)(b)	6,941,000	7,926,298

Security	Shares	Value

Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	75,582,155	$50,089,242
Huaku Development Co. Ltd.(b)	2,892,000	7,840,076
Hung Sheng Construction Ltd.	7,082,000	4,883,752
IEI Integration Corp.	3,307,623	3,405,714
Innolux Corp.(b)	79,011,241	18,720,259
International CSRC Investment Holdings Co.(b)	6,314,757	7,570,717
International Games System Co. Ltd.(b)	590,000	4,983,155
Inventec Corp.	23,081,000	17,376,917
ITEQ Corp.	2,335,000	6,418,711
Jih Sun Financial Holdings Co. Ltd.	6,294,000	2,120,399
Kenda Rubber Industrial Co. Ltd.	5,298,889	4,902,887
Kindom Construction Corp.(b)	3,834,000	3,426,192
King Slide Works Co. Ltd.(b)	558,000	5,365,979
King Yuan Electronics Co. Ltd.(b)	9,995,000	8,315,334
King’s Town Bank Co. Ltd.(b)	8,601,000	9,032,921
Kinpo Electronics	17,944,000	5,818,142
Kinsus Interconnect Technology Corp.(b)	2,706,000	3,389,722
LandMark Optoelectronics Corp.(b)	703,900	5,043,364
Largan Precision Co. Ltd.(b)	959,000	114,367,102
Lealea Enterprise Co. Ltd.(b)	10,898,173	3,433,636
Lien Hwa Industrial Corp.(b)	7,273,945	8,341,020
Lite-On Technology Corp.	19,943,238	28,452,037
Long Chen Paper Co. Ltd.(b)	5,927,000	2,727,967
Lotes Co. Ltd.(b)	669,722	4,724,334
Lotus Pharmaceutical Co. Ltd.(a)(b)	820,000	2,684,698
Machvision Inc.(b)	309,000	3,685,030
Macronix International(b)	18,186,554	12,138,752
Makalot Industrial Co. Ltd.(b)	1,861,208	12,216,707
MediaTek Inc.	14,369,572	141,366,133
Mega Financial Holding Co. Ltd.	104,944,958	102,911,624
Mercuries Life Insurance Co. Ltd.(a)(b)	12,104,000	4,135,174
Merida Industry Co. Ltd.	1,968,850	10,712,288
Merry Electronics Co. Ltd.	1,758,052	8,758,978
Micro-Star International Co. Ltd.(b)	6,493,000	16,965,498
Mitac Holdings Corp.	8,184,632	7,611,805
momo.com Inc.	323,000	2,676,979
Nan Kang Rubber Tire Co. Ltd.(b)	6,032,000	6,773,776
Nan Ya Plastics Corp.(b)	47,958,440	119,090,155
Nan Ya Printed Circuit Board Corp.(b)	2,500,000	2,586,002
Nanya Technology Corp.(b)	11,405,000	22,223,741
Nien Made Enterprise Co. Ltd.	1,530,000	11,155,872
Novatek Microelectronics Corp.(b)	5,335,000	28,267,695
OBI Pharma Inc.(a)	1,243,000	5,583,424
On-Bright Electronics Inc.(b)	357,000	1,643,132
Oriental Union Chemical Corp.(b)	5,853,000	4,508,361
Pan Jit International Inc.(a)(b)	2,928,000	2,292,384
Pan-International Industrial Corp.(b)	5,171,366	3,868,812
Parade Technologies Ltd.	672,000	10,362,989
PChome Online Inc.(a)(b)	1,026,070	3,927,385
Pegatron Corp.(b)	18,449,000	30,055,310
PharmaEngine Inc.(b)	1,351,793	3,805,760
PharmaEssentia Corp.(a)	1,823,000	6,862,380
Pharmally International Holding Co. Ltd.(b)	449,704	3,115,387
Phison Electronics Corp.	1,398,000	12,647,782
Pixart Imaging Inc.(b)	1,356,000	5,511,934
Pou Chen Corp.	19,212,000	21,787,274
Powertech Technology Inc.	6,618,000	15,554,524
Poya International Co. Ltd.	504,447	5,967,993
President Chain Store Corp.	5,362,000	51,054,551
President Securities Corp.	11,545,135	4,966,828

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Primax Electronics Ltd.	3,820,000	$5,830,447
Prince Housing & Development Corp.	11,642,995	4,327,566
Qisda Corp.(b)	14,992,000	9,176,598
Quanta Computer Inc.(b)	24,698,000	46,016,993
Radiant Opto-Electronics Corp.(b)	4,356,000	13,779,359
Radium Life Tech Co. Ltd.(a)	8,616,196	3,788,537
Realtek Semiconductor Corp.	4,534,110	28,685,552
Ritek Corp.(a)	13,678,583	3,708,199
Roo Hsing Co. Ltd.(a)(b)	5,911,000	2,720,603
Ruentex Development Co. Ltd.(b)	5,045,391	6,527,687
Ruentex Industries Ltd.	2,993,943	6,553,764
Sanyang Motor Co. Ltd.	6,228,000	4,216,028
ScinoPharm Taiwan Ltd.(b)	2,875,027	2,337,309
SDI Corp.(b)	1,099,000	2,221,466
Sercomm Corp.(b)	2,173,000	4,523,002
Shanghai Commercial & Savings Bank Ltd. (The)	27,528,000	50,593,177
Shin Kong Financial Holding Co. Ltd.(b)	102,252,188	28,399,342
Shin Zu Shing Co. Ltd.(b)	1,366,000	4,731,578
Shining Building Business Co. Ltd.(a)(b)	9,581,945	3,106,839
Shinkong Synthetic Fibers Corp.	17,466,000	7,458,790
Sigurd Microelectronics Corp.	5,811,000	5,266,434
Silergy Corp.(b)	704,000	9,976,813
Simplo Technology Co. Ltd.	1,552,400	12,031,253
Sinbon Electronics Co. Ltd.	2,677,809	9,021,326
Sino-American Silicon Products Inc.	4,893,000	12,212,185
SinoPac Financial Holdings Co. Ltd.	95,294,660	36,927,152
Sinyi Realty Inc.(b)	3,979,704	4,229,911
Sitronix Technology Corp.	1,093,000	4,356,441
Soft-World International Corp.(b)	1,146,000	2,566,605
Sporton International Inc.	575,000	3,474,100
St. Shine Optical Co. Ltd.(b)	456,000	7,803,749
Standard Foods Corp.	4,506,096	8,638,020
Sunny Friend Environmental Technology Co. Ltd.	698,000	5,751,807
Sunonwealth Electric Machine Industry Co. Ltd.(b)	1,699,000	1,690,267
Supreme Electronics Co. Ltd.(b)	3,123,000	3,116,826
Synnex Technology International Corp.	12,504,250	15,129,698
TA Chen Stainless Pipe(b)	8,272,596	11,527,334
Taichung Commercial Bank Co. Ltd.(b)	29,652,899	11,490,645
TaiDoc Technology Corp.(b)	439,000	1,930,281
Taigen Biopharmaceuticals Holdings Ltd.(a)(b)	5,692,000	2,943,905
TaiMed Biologics Inc.(a)(b)	1,788,000	7,861,827
Tainan Spinning Co. Ltd.(b)	12,050,894	4,726,962
Taishin Financial Holding Co. Ltd.	81,253,424	36,241,148
Taiwan Business Bank	42,975,706	17,604,916
Taiwan Cement Corp.	42,858,800	58,161,883
Taiwan Cogeneration Corp.(b)	5,048,000	4,311,459
Taiwan Cooperative Financial Holding Co. Ltd.	81,232,964	52,806,245
Taiwan Fertilizer Co. Ltd.	6,520,000	10,291,752
Taiwan Glass Industry Corp.(b)	13,244,053	5,090,241
Taiwan High Speed Rail Corp.	18,168,000	24,999,858
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	3,898,674	6,388,337
Taiwan Mobile Co. Ltd.	15,129,000	56,472,028
Taiwan Paiho Ltd.	2,354,000	5,815,655
Taiwan Secom Co. Ltd.	2,438,185	6,872,037
Taiwan Semiconductor Co. Ltd.(b)	2,458,000	3,343,424
Taiwan Semiconductor Manufacturing Co. Ltd.	234,638,000	1,747,955,682
Taiwan Shin Kong Security Co. Ltd.(b)	5,720,770	6,894,783
Taiwan Styrene Monomer	4,396,000	3,379,132
Taiwan TEA Corp.(b)	10,490,000	5,425,433
Taiwan Union Technology Corp.(b)	2,100,000	7,506,524

Security	Shares	Value

Taiwan (continued)
Tanvex BioPharma Inc.(a)(b)	702,000	$1,647,715
Tatung Co. Ltd.(a)(b)	17,973,000	12,365,765
TCI Co. Ltd.	757,557	12,029,849
Teco Electric and Machinery Co. Ltd.(b)	19,124,000	13,823,121
Test Research Inc.(b)	1,829,400	3,182,823
Test Rite International Co. Ltd.	8,845,000	5,959,620
Thinking Electronic Industrial Co. Ltd.(b)	608,000	1,555,941
Ton Yi Industrial Corp.(b)	10,029,000	3,965,599
Tong Hsing Electronic Industries Ltd.(b)	1,403,000	4,504,690
Tong Yang Industry Co. Ltd.	3,795,400	5,246,626
Topco Scientific Co. Ltd.	2,099,639	5,452,918
TPK Holding Co. Ltd.(b)	3,311,000	5,257,800
Transcend Information Inc.	2,018,000	4,577,006
Tripod Technology Corp.	3,903,000	12,408,114
TSRC Corp.(b)	6,893,900	6,117,007
TTY Biopharm Co. Ltd.	2,152,124	5,459,876
Tung Ho Steel Enterprise Corp.(b)	8,793,000	6,161,011
TXC Corp.	3,520,000	3,735,737
U-Ming Marine Transport Corp.	5,017,000	4,991,211
Unimicron Technology Corp.	12,342,000	11,692,935
Union Bank of Taiwan	5,062,000	1,921,518
Uni-President Enterprises Corp.	46,229,369	118,891,189
Unitech Printed Circuit Board Corp.(b)	5,409,000	3,216,740
United Integrated Services Co. Ltd.	2,365,400	10,887,013
United Microelectronics Corp.(b)	112,889,000	46,066,211
United Renewable Energy Co. Ltd.(a)	21,775,895	6,571,516
UPC Technology Corp.(b)	10,809,826	3,846,913
USI Corp.(b)	14,365,300	5,453,020
Vanguard International Semiconductor Corp.(b)	8,317,000	15,864,456
Via Technologies Inc.(a)(b)	1,986,000	2,060,603
Visual Photonics Epitaxy Co. Ltd.(b)	1,837,000	4,311,756
Voltronic Power Technology Corp.(b)	488,974	9,141,436
Wafer Works Corp.(b)	5,099,404	5,403,876
Wah Lee Industrial Corp.	2,770,000	4,679,098
Walsin Lihwa Corp.(b)	26,057,000	12,982,135
Walsin Technology Corp.(b)	3,021,597	15,197,593
Waterland Financial Holdings Co. Ltd.(b)	27,324,645	9,075,801
Win Semiconductors Corp.	3,230,427	17,831,855
Winbond Electronics Corp.(b)	28,860,480	13,009,469
Wistron Corp.	27,017,004	19,229,184
Wistron NeWeb Corp.	2,498,654	5,596,036
WPG Holdings Ltd.(b)	13,316,200	16,638,668
WT Microelectronics Co. Ltd.(b)	5,388,734	6,545,746
XinTec Inc.(a)(b)	1,855,000	1,910,012
XPEC Entertainment Inc.(a)(e)	31,000	—
Xxentria Technology Materials Corp.	1,179,000	2,860,555
Yageo Corp.(b)	2,450,454	20,231,506
Yang Ming Marine Transport Corp.(a)	14,309,677	3,680,116
YFY Inc.	15,895,000	5,933,128
Yieh Phui Enterprise Co. Ltd.(b)	14,750,477	4,316,075
Yuanta Financial Holding Co. Ltd.	97,754,912	54,888,088
Yulon Finance Corp.(b)	1,658,000	5,847,908
Yulon Motor Co. Ltd.(b)	9,246,000	6,975,630
YungShin Global Holding Corp.	3,664,650	4,909,385
Zhen Ding Technology Holding Ltd.	4,191,950	12,279,148

		6,650,982,055

Thailand — 3.1%
Advanced Info Service PCL, NVDR	11,619,200	70,858,855
Airports of Thailand PCL, NVDR	41,223,500	83,039,675
Amata Corp. PCL, NVDR(b)	8,607,600	5,929,242

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
AP Thailand PCL, NVDR(b)	25,148,390	$6,158,465
Bangchak Corp. PCL, NVDR(b)	10,474,600	9,763,827
Bangkok Airways PCL, NVDR(b)	11,009,000	3,826,495
Bangkok Bank PCL, Foreign(b)	4,509,000	27,996,477
Bangkok Chain Hospital PCL, NVDR	15,729,450	8,002,027
Bangkok Dusit Medical Services PCL, NVDR(b)	90,714,000	73,092,883
Bangkok Expressway & Metro PCL, NVDR	77,584,585	27,702,214
Bangkok Land PCL, NVDR	182,621,100	9,117,350
Banpu PCL, NVDR(b)	44,604,700	21,000,396
BCPG PCL, NVDR	8,287,200	4,608,728
Beauty Community PCL, NVDR(b)	23,607,600	3,207,605
BEC World PCL, NVDR(a)(b)	13,303,600	3,993,497
Berli Jucker PCL, NVDR	10,702,600	15,133,624
BTS Group Holdings PCL, NVDR(b)	71,810,900	25,867,581
Bumrungrad Hospital PCL, NVDR	4,233,800	22,408,137
Carabao Group PCL, NVDR(b)	2,598,600	5,480,893
Central Pattana PCL, NVDR(b)	19,429,400	43,742,626
CH Karnchang PCL, NVDR	6,747,600	5,703,398
Charoen Pokphand Foods PCL, NVDR(b)	34,570,400	30,312,935
Chularat Hospital PCL, NVDR	68,696,400	4,818,896
CK Power PCL, NVDR	28,271,800	5,449,340
CP ALL PCL, NVDR	54,408,000	137,105,237
Dynasty Ceramic PCL, NVDR(b)	46,473,520	2,790,100
Eastern Polymer Group PCL, NVDR(b)	15,923,200	2,591,184
Electricity Generating PCL, NVDR	2,892,000	27,140,343
Energy Absolute PCL, NVDR	16,297,900	27,680,295
Esso Thailand PCL, NVDR(b)	9,406,800	2,808,887
GFPT PCL, NVDR	7,057,300	3,545,654
Gulf Energy Development PCL, NVDR	5,330,500	17,348,653
Gunkul Engineering PCL, NVDR(b)	60,737,841	5,642,444
Hana Microelectronics PCL, NVDR(b)	6,661,700	5,220,323
Home Product Center PCL, NVDR	56,696,675	30,276,445
Indorama Ventures PCL, NVDR	16,854,200	24,497,771
Inter Far East Energy Corp., NVDR(a)(b)(e)	7,049,000	2
Intouch Holdings PCL, NVDR	18,217,000	33,242,176
IRPC PCL, NVDR	109,987,800	16,473,408
Italian-Thai Development PCL, NVDR(b)	62,890,800	4,491,135
Jasmine International PCL, NVDR	44,856,300	8,504,236
Kasikornbank PCL, Foreign	11,211,000	66,421,123
Kasikornbank PCL, NVDR	7,981,200	47,033,535
KCE Electronics PCL, NVDR(b)	8,107,400	4,431,883
Khon Kaen Sugar Industry PCL, NVDR	25,937,186	2,294,782
Kiatnakin Bank PCL, NVDR(b)	3,436,400	7,139,373
Krung Thai Bank PCL, NVDR	33,594,100	20,274,818
Land & Houses PCL, NVDR	44,528,500	14,914,357
LPN Development PCL, NVDR(b)	15,052,300	3,305,584
Major Cineplex Group PCL, NVDR	7,156,600	6,501,375
MBK PCL, NVDR(b)	10,609,100	7,073,292
Mega Lifesciences PCL, NVDR(b)	4,241,400	4,690,702
Minor International PCL, NVDR	27,894,260	34,154,438
Muangthai Capital PCL, NVDR(b)	6,750,200	11,464,515
Origin Property PCL, NVDR(b)	10,823,300	2,428,167
Plan B Media PCL, NVDR	26,353,100	5,620,773
Precious Shipping PCL, NVDR(a)(b)	10,758,500	2,396,632
Prima Marine PCL, NVDR(b)	13,138,200	2,573,879
PTG Energy PCL, NVDR(b)	8,704,500	4,593,259
PTT Exploration & Production PCL, NVDR	13,531,701	53,660,747
PTT Global Chemical PCL, NVDR	20,422,600	39,202,874
PTT PCL, NVDR	108,959,700	159,234,888
Quality Houses PCL, NVDR	83,720,217	7,989,100

Security	Shares	Value

Thailand (continued)
Ratch Group PCL, NVDR	5,288,500	$10,277,044
Ratchthani Leasing PCL, NVDR(b)	15,933,650	2,920,141
Robinson PCL, NVDR	4,130,500	7,113,113
RS PCL, NVDR	4,861,400	2,503,857
Siam Cement PCL (The), NVDR	7,170,500	102,411,438
Siam Commercial Bank PCL (The), NVDR(b)	8,098,300	33,137,842
Siam Global House PCL, NVDR(b)	17,335,283	8,764,184
Siamgas & Petrochemicals PCL, NVDR(b)	9,641,300	2,863,677
Singha Estate PCL, NVDR(b)	47,344,800	4,847,054
Sino-Thai Engineering & Construction PCL, NVDR	8,769,728	6,872,241
Sri Trang Agro-Industry PCL, NVDR(b)	10,089,160	3,729,937
Srisawad Corp PCL, NVDR	9,111,249	14,322,921
Supalai PCL, NVDR	15,898,200	11,202,460
Super Energy Corp. PCL, NVDR(a)	179,864,700	3,580,528
SVI PCL, NVDR(b)	14,820,800	2,032,460
Taokaenoi Food & Marketing PCL, NVDR(b)	7,198,900	1,910,759
Thai Airways International PCL, NVDR(a)(b)	14,495,700	4,626,165
Thai Oil PCL, NVDR	11,127,100	20,831,999
Thai Union Group PCL, NVDR(b)	32,005,100	18,304,520
Thai Vegetable Oil PCL, NVDR(b)	6,525,200	5,412,323
Thanachart Capital PCL, NVDR	5,460,200	9,144,185
Thonburi Healthcare Group PCL, NVDR(b)	4,585,000	4,273,876
Thoresen Thai Agencies PCL, NVDR(b)	22,794,123	3,709,289
Tisco Financial Group PCL, NVDR(b)	3,459,550	9,647,059
TMB Bank PCL, NVDR	127,992,000	7,643,728
Total Access Communication PCL, NVDR	5,899,400	9,134,074
TPI Polene PCL, NVDR(b)	90,089,400	5,636,370
True Corp. PCL, NVDR(b)	122,531,511	19,049,057
TTW PCL, NVDR(b)	19,479,000	8,247,685
U City PCL, NVDR(a)(b)	37,846,100	2,463,479
Unique Engineering & Construction PCL, NVDR(b)	11,165,000	4,057,114
WHA Corp. PCL, NVDR(b)	86,446,900	11,636,426
Workpoint Entertainment PCL, NVDR(b)	3,481,800	2,266,374

		1,738,546,934

Turkey — 0.6%
Akbank T.A.S.(a)	27,241,714	27,915,562
Aksa Akrilik Kimya Sanayii AS	1,345,108	1,977,676
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,252,978	7,431,876
Arcelik AS(a)(b)	1,945,055	5,806,184
Aselsan Elektronik Sanayi Ve Ticaret AS(b)	3,521,352	11,030,530
BIM Birlesik Magazalar AS	2,058,310	28,111,231
Coca-Cola Icecek AS	852,915	3,978,365
Dogan Sirketler Grubu Holding AS	10,733,246	1,968,002
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,770,899	4,057,616
Eregli Demir ve Celik Fabrikalari TAS	13,585,324	16,877,914
Ford Otomotiv Sanayi AS	712,360	6,719,974
Haci Omer Sabanci Holding AS	9,418,819	12,508,606
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	8,581,416	3,205,725
KOC Holding AS	7,149,063	19,882,840
Koza Altin Isletmeleri AS(a)(b)	508,679	4,147,429
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,084,048	2,482,009
Mavi Giyim Sanayi Ve Ticaret AS, Class B(d)	369,664	2,167,694
MLP Saglik Hizmetleri AS(a)(b)(d)	750,803	1,578,634
Petkim Petrokimya Holding AS(a)	8,326,741	6,906,073
Sasa Polyester Sanayi AS(a)	1,440,284	1,537,613
Soda Sanayii AS	4,221,175	5,027,232
Sok Marketler Ticaret AS(a)(b)	1,872,241	2,816,871
TAV Havalimanlari Holding AS	1,811,307	7,896,233
Tekfen Holding AS	2,051,792	8,747,712

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Trakya Cam Sanayii AS	6,041,993	$2,919,713
Tupras Turkiye Petrol Rafinerileri AS	1,184,253	26,584,381
Turk Hava Yollari AO(a)	5,381,295	11,517,547
Turkcell Iletisim Hizmetleri AS	10,597,635	21,138,429
Turkiye Garanti Bankasi AS	21,958,952	29,839,776
Turkiye Halk Bankasi AS	6,097,380	5,537,706
Turkiye Is Bankasi AS, Class C(a)	15,050,036	13,204,388
Turkiye Sise ve Cam Fabrikalari AS	6,682,483	5,954,591
Ulker Biskuvi Sanayi AS(a)	1,835,852	5,992,988
Zorlu Enerji Elektrik Uretim AS(a)(b)	11,376,095	2,222,331

		319,691,451

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	25,946,859	63,434,917
Air Arabia PJSC(a)	27,695,977	7,766,425
Aldar Properties PJSC	37,412,966	18,537,910
Amanat Holdings PJSC	13,161,521	3,511,554
Arabtec Holding PJSC	6,904,410	2,894,773
DAMAC Properties Dubai Co. PJSC	7,756,523	1,816,071
Dana Gas PJSC	31,631,302	8,525,493
Deyaar Development PJSC(a)	31,580,954	2,665,350
DP World PLC	1,625,399	27,810,577
Dubai Investments PJSC	20,675,365	7,204,941
Dubai Islamic Bank PJSC	16,173,219	22,191,888
DXB Entertainments PJSC(a)	37,776,187	2,056,910
Emaar Development PJSC	7,818,437	8,343,980
Emaar Malls PJSC	24,191,368	12,777,015
Emaar Properties PJSC	33,987,482	41,361,260
Emirates Telecommunications Group Co. PJSC	16,752,831	74,343,510
Eshraq Properties Co. PJSC(a)	22,393,789	2,408,197
First Abu Dhabi Bank PJSC	25,820,747	104,461,164

		412,111,935

Total Common Stocks — 96.0% (Cost: $51,408,521,564)		54,095,854,298

Preferred Stocks

Brazil — 2.7%
Alpargatas SA, Preference Shares, NVS	2,183,475	10,241,315
Azul SA, Preference Shares, NVS	2,408,879	24,123,252
Banco ABC Brasil SA, Preference Shares, NVS	1,159,528	5,355,678
Banco Bradesco SA, Preference Shares, NVS	38,509,642	364,003,875
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,034,200	12,342,185
Bradespar SA, Preference Shares, NVS	2,165,300	16,982,094
Braskem SA, Class A, Preference Shares, NVS	1,817,500	19,863,236
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,278,500	20,762,849
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,525,600	33,989,264
Cia. de Saneamento do Parana, Preference Shares, NVS	1,422,109	4,915,475
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,968,894	33,818,944
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,881,400	12,736,844
Cia. Paranaense de Energia, Preference Shares, NVS	1,035,100	12,692,827
Gerdau SA, Preference Shares, NVS	10,354,074	36,687,872

Security	Shares	Value
Brazil (continued)
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,081,500	$7,454,238
Itau Unibanco Holding SA, Preference Shares, NVS	46,285,382	413,853,559
Itausa-Investimentos Itau SA, Preference Shares, NVS	42,776,877	135,398,913
Lojas Americanas SA, Preference Shares, NVS	7,273,110	29,988,758
Marcopolo SA, Preference Shares, NVS	6,114,221	5,685,613
Metalurgica Gerdau SA, Preference Shares, NVS	6,831,336	11,308,772
Petroleo Brasileiro SA, Preference Shares, NVS	40,094,508	261,704,139
Randon SA Implemetos e Participacoes, Preference Shares, NVS	1,959,600	4,245,199
Telefonica Brasil SA, Preference Shares, NVS	4,346,740	53,357,055
Unipar Carbocloro SA, Preference Shares, NVS	282,698	2,657,696

		1,534,169,652

Chile — 0.1%
Coca-Cola Embonor SA, Class B, Preference Shares	986,898	2,150,161
Embotelladora Andina SA, Class B, Preference Shares	3,348,440	11,175,911
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,102,251	33,365,689

		46,691,761

Colombia — 0.1%
Avianca Holdings SA, Preference Shares, NVS	4,622,894	2,139,724
Bancolombia SA, Preference Shares, NVS	4,373,493	51,256,002
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	37,214,543	12,973,876
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	899,319	8,084,918

		74,454,520

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	70,166,677	43,586,738
Transneft PJSC, Preference Shares	3,096	7,668,560

		51,255,298

South Korea — 0.5%
Amorepacific Corp., Preference Shares, NVS	87,144	7,288,221
CJ Corp., Preference Shares(a)	19,985	453,099
Hyundai Motor Co.
Preference Shares, NVS	218,360	14,375,198
Series 2, Preference Shares, NVS	346,753	24,953,172
LG Chem Ltd., Preference Shares, NVS	73,416	11,959,614
LG Household & Health Care Ltd., Preference Shares, NVS	20,040	12,267,327
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,837,204	229,015,618

		300,312,249

Total Preferred Stocks — 3.5% (Cost: $1,725,730,602)		2,006,883,480

Rights

China — 0.0%
Legend Holdings Corp. (Expires 07/04/19)(a)	221,423	—

Total Rights — 0.0% (Cost: $0)		—

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(a)	6,377,054	$171,278
Minor International PCL (Expires 12/31/21)(a)	1,151,658	—

		171,278

Total Warrants — 0.0% (Cost: $0)		171,278

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(g)(h)	3,095,702,895	3,096,941,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(g)	57,277,789	57,277,789

		3,154,218,965

Total Short-Term Investments — 5.6% (Cost: $3,153,327,104)		3,154,218,965

Total Investments in Securities — 105.1% (Cost: $56,287,579,270)		59,257,128,021

Other Assets, Less Liabilities — (5.1)%		(2,892,259,173)

Net Assets — 100.0%		$56,364,868,848

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,670,933,233	424,769,662	(a)	—		3,095,702,895	$3,096,941,176	$42,677,559	(b)	$(21,828)	$259,526
BlackRock Cash Funds: Treasury, SL Agency Shares	110,463,488	—		(53,185,699	)(a)	57,277,789	57,277,789	1,777,671		—	—
Dommo Energia SA	—	14,384,700		—		14,384,700	1,433,178	—		—	(1,498,273)

							$3,155,652,143	$44,455,230		$(21,828)	$(1,238,747)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	3,669	06/21/19	$183,487	$(8,549,663)

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Core MSCI Emerging Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$54,083,076,744	$1,929,822		$10,847,732	$54,095,854,298
Preferred Stocks	2,006,430,381	453,099		—	2,006,883,480
Rights	—	0	(a)	—	0	(a)
Warrants	171,278	0	(a)	—	171,278
Money Market Funds	3,154,218,965	—		—	3,154,218,965

	$59,243,897,368	$2,382,921		$10,847,732	$59,257,128,021

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(8,549,663)	$—		$—	$(8,549,663)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares